Quarterly Holdings Report
for

Fidelity® Small Cap Index Fund

January 31, 2021

SSP-QTLY-0321
1.883103.109

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.8%
Alaska Communication Systems Group, Inc.	385,289	$1,263,748
Anterix, Inc. (a)	74,184	2,691,396
ATN International, Inc.	74,137	3,201,236
Bandwidth, Inc. (a)(b)	129,713	23,107,074
Cincinnati Bell, Inc. (a)	341,187	5,199,690
Cogent Communications Group, Inc.	285,213	16,242,880
Consolidated Communications Holdings, Inc. (a)	482,902	2,948,117
IDT Corp. Class B (a)	135,380	1,899,381
Iridium Communications, Inc. (a)	790,542	38,950,004
Liberty Latin America Ltd.:
Class A (a)	231,145	2,332,253
Class C (a)	1,126,470	11,140,788
Ooma, Inc. (a)	146,079	1,967,684
ORBCOMM, Inc. (a)	506,231	3,791,670
Vonage Holdings Corp. (a)(b)	1,581,164	19,732,927
		134,468,848
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A (b)	514,324	6,819,936
Cinemark Holdings, Inc. (b)	717,140	14,514,914
Eros International PLC (a)(b)	1,073,570	2,039,783
Gaia, Inc. Class A (a)(b)	79,927	730,533
Glu Mobile, Inc. (a)	989,002	8,713,108
IMAX Corp. (a)	329,844	6,234,052
LiveXLive Media, Inc. (a)	335,585	1,278,579
Marcus Corp. (b)	149,770	2,635,952
		42,966,857
Interactive Media& Services - 0.4%
CarGurus, Inc. Class A (a)	592,206	17,322,026
Cars.com, Inc. (a)	453,176	5,261,373
DHI Group, Inc. (a)	306,441	766,103
Eventbrite, Inc. (a)(b)	430,599	7,686,192
EverQuote, Inc. Class A (a)(b)	93,980	4,234,739
Liberty TripAdvisor Holdings, Inc. (a)	487,101	1,987,372
MediaAlpha, Inc. Class A	73,960	4,067,800
QuinStreet, Inc. (a)	331,219	7,011,906
TrueCar, Inc. (a)	694,998	3,113,591
Yelp, Inc. (a)	484,485	15,789,366
		67,240,468
Media - 0.8%
AMC Networks, Inc. Class A (a)(b)	189,807	9,380,262
Boston Omaha Corp. (a)(b)	91,654	2,502,154
Cardlytics, Inc. (a)	176,142	21,536,882
comScore, Inc. (a)(b)	407,790	1,300,850
Daily Journal Corp. (a)(b)	7,637	2,550,758
E.W. Scripps Co. Class A	378,351	5,603,378
Emerald Expositions Events, Inc.	153,346	622,585
Entercom Communications Corp. Class A	781,501	3,633,980
Entravision Communication Corp. Class A	379,464	1,214,285
Fluent, Inc. (a)	291,763	1,581,355
Gannett Co., Inc. (a)(b)	891,340	3,993,203
Gray Television, Inc. (a)	582,106	9,924,907
Hemisphere Media Group, Inc. (a)	105,166	1,097,933
iHeartMedia, Inc. (a)(b)	409,876	5,959,597
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	4,377	119,755
Liberty Braves Class C (a)	302,238	8,093,934
Loral Space & Communications Ltd.	85,534	2,172,564
Meredith Corp. (b)	264,640	5,803,555
MSG Network, Inc. Class A (a)(b)	199,200	3,440,184
National CineMedia, Inc.	401,670	1,672,956
Saga Communications, Inc. Class A	22,815	513,338
Scholastic Corp.	190,767	4,916,066
Sinclair Broadcast Group, Inc. Class A (b)	295,720	9,318,137
TechTarget, Inc. (a)(b)	161,745	12,082,352
Tegna, Inc.	1,470,490	23,571,955
Tribune Publishing Co.	100,523	1,468,641
WideOpenWest, Inc. (a)	350,622	3,734,124
		147,809,690
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	296,254	3,418,771
Gogo, Inc. (a)(b)	371,350	4,976,090
Shenandoah Telecommunications Co.	324,048	12,595,746
Spok Holdings, Inc.	112,865	1,255,059
		22,245,666

TOTAL COMMUNICATION SERVICES		414,731,529

CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.4%
Adient PLC (a)	591,893	19,112,225
American Axle & Manufacturing Holdings, Inc. (a)(b)	751,527	6,620,953
Cooper Tire & Rubber Co.	338,375	12,435,281
Cooper-Standard Holding, Inc. (a)	112,650	3,436,952
Dana, Inc.	970,343	18,785,840
Dorman Products, Inc. (a)	178,585	16,220,876
Fox Factory Holding Corp. (a)	278,400	33,307,776
Gentherm, Inc. (a)	219,955	13,474,443
LCI Industries	165,516	21,414,460
Modine Manufacturing Co. (a)	334,741	4,201,000
Motorcar Parts of America, Inc. (a)	121,716	2,754,433
Patrick Industries, Inc.	150,364	10,384,138
Standard Motor Products, Inc.	140,477	5,510,913
Stoneridge, Inc. (a)	171,471	4,706,879
Tenneco, Inc. (a)	341,925	3,453,443
The Goodyear Tire & Rubber Co.	1,546,337	16,313,855
Visteon Corp. (a)	186,322	23,752,329
Workhorse Group, Inc. (a)(b)	635,378	21,806,173
XPEL, Inc. (a)	114,112	5,478,517
		243,170,486
Automobiles - 0.1%
Winnebago Industries, Inc. (b)	209,857	14,492,724
Distributors - 0.1%
Core-Mark Holding Co., Inc.	300,472	9,215,476
Funko, Inc. (a)(b)	165,926	1,982,816
Weyco Group, Inc.	36,252	625,710
		11,824,002
Diversified Consumer Services - 0.5%
Adtalem Global Education, Inc. (a)	350,827	13,538,414
American Public Education, Inc. (a)	98,554	2,836,384
Aspen Group, Inc. (a)	151,253	1,430,097
Carriage Services, Inc.	113,079	3,745,176
Collectors Universe, Inc.	63,867	5,831,696
Franchise Group, Inc.	149,772	5,433,728
Houghton Mifflin Harcourt Co. (a)	711,913	3,509,731
Laureate Education, Inc. Class A (a)	723,144	9,408,103
OneSpaWorld Holdings Ltd. (b)	305,729	2,901,368
Perdoceo Education Corp. (a)	462,033	5,465,850
Regis Corp. (a)(b)	155,865	1,479,159
Strategic Education, Inc.	162,669	14,375,060
Stride, Inc. (a)(b)	274,625	7,071,594
Universal Technical Institute, Inc. (a)	196,658	1,195,681
Vivint Smart Home, Inc. Class A (a)(b)	525,187	9,920,782
Weight Watchers International, Inc. (a)(b)	316,586	8,408,524
		96,551,347
Hotels, Restaurants & Leisure - 3.6%
Accel Entertainment, Inc. (a)	345,846	3,330,497
Bally's Corp. (b)	121,036	6,351,969
BFC Financial Corp. Class A	81,853	1,071,456
Biglari Holdings, Inc. (a)	502	286,682
Biglari Holdings, Inc. (a)	5,911	678,228
BJ's Restaurants, Inc.	148,847	6,957,109
Bloomin' Brands, Inc.	587,128	12,370,787
Bluegreen Vacations Corp.	33,699	260,493
Boyd Gaming Corp.	546,805	24,693,714
Brinker International, Inc.	301,934	17,777,874
Caesars Entertainment, Inc. (a)	1,210,980	85,240,882
Carrols Restaurant Group, Inc. (a)	235,364	1,445,135
Century Casinos, Inc. (a)	194,238	1,349,954
Churchill Downs, Inc.	255,604	47,912,970
Chuy's Holdings, Inc. (a)	133,363	4,678,374
Cracker Barrel Old Country Store, Inc.	159,232	21,545,682
Dave & Buster's Entertainment, Inc.	297,094	10,107,138
Del Taco Restaurants, Inc.	206,226	1,983,894
Denny's Corp. (a)(b)	418,081	6,576,414
Dine Brands Global, Inc.	105,441	7,250,123
El Pollo Loco Holdings, Inc. (a)	129,922	2,643,913
Everi Holdings, Inc. (a)(b)	552,425	7,225,719
Fiesta Restaurant Group, Inc. (a)	117,182	1,764,761
GAN Ltd.	163,552	3,861,463
Golden Entertainment, Inc. (a)	113,862	1,935,654
Hilton Grand Vacations, Inc. (a)	572,636	17,018,742
International Game Technology PLC	669,246	10,781,553
Jack in the Box, Inc.	152,225	14,330,462
Kura Sushi U.S.A., Inc. Class A (a)(b)	25,866	585,865
Lindblad Expeditions Holdings (a)	173,716	2,727,341
Marriott Vacations Worldwide Corp.	272,374	33,436,632
Monarch Casino & Resort, Inc. (a)	86,236	4,557,573
Nathan's Famous, Inc.	17,682	981,528
Noodles & Co. (a)	208,970	1,769,976
Papa John's International, Inc.	220,032	22,504,873
Penn National Gaming, Inc. (a)	1,048,437	108,743,886
PlayAGS, Inc. (a)	182,706	940,936
RCI Hospitality Holdings, Inc.	58,842	2,264,240
Red Robin Gourmet Burgers, Inc. (a)	104,118	2,726,850
Red Rock Resorts, Inc.	441,170	10,358,672
Ruth's Hospitality Group, Inc.	219,366	3,990,268
Scientific Games Corp. Class A (a)	384,638	15,085,502
SeaWorld Entertainment, Inc. (a)	340,158	9,718,314
Shake Shack, Inc. Class A (a)(b)	236,248	26,795,248
Target Hospitality Corp. (a)	203,589	360,353
Texas Roadhouse, Inc. Class A	442,402	33,715,456
The Cheesecake Factory, Inc. (b)	284,993	12,816,135
Wingstop, Inc.	199,867	29,990,043
		645,501,333
Household Durables - 2.1%
Beazer Homes U.S.A., Inc. (a)	193,847	3,221,737
Casper Sleep, Inc.	172,295	1,364,576
Cavco Industries, Inc. (a)	61,908	11,679,563
Century Communities, Inc. (a)	199,570	9,367,816
Ethan Allen Interiors, Inc.	152,422	3,604,780
GoPro, Inc. Class A (a)(b)	829,835	7,427,023
Green Brick Partners, Inc. (a)	168,307	3,349,309
Hamilton Beach Brands Holding Co. Class A	44,576	855,413
Helen of Troy Ltd. (a)(b)	170,188	41,568,419
Hooker Furniture Corp.	75,214	2,266,198
Installed Building Products, Inc. (a)	154,749	16,237,813
iRobot Corp. (a)(b)	186,537	22,403,094
KB Home	593,399	24,709,134
La-Z-Boy, Inc.	301,009	11,655,068
Legacy Housing Corp. (a)	52,125	738,611
LGI Homes, Inc. (a)	150,620	16,072,660
Lifetime Brands, Inc.	79,476	1,104,716
Lovesac (a)(b)	67,289	3,804,520
M.D.C. Holdings, Inc.	353,283	18,377,782
M/I Homes, Inc. (a)	188,816	9,321,846
Meritage Homes Corp. (a)	250,966	20,142,531
Purple Innovation, Inc. (a)	114,275	3,889,921
Skyline Champion Corp. (a)	356,716	11,996,359
Sonos, Inc. (a)	545,208	14,257,189
Taylor Morrison Home Corp. (a)	850,550	22,097,289
TopBuild Corp. (a)	223,004	44,589,650
TRI Pointe Homes, Inc. (a)	847,537	17,120,247
Tupperware Brands Corp. (a)	330,543	9,942,733
Turtle Beach Corp. (a)(b)	100,845	3,015,266
Universal Electronics, Inc. (a)	89,932	4,877,912
VOXX International Corp. (a)	135,439	2,530,001
		363,589,176
Internet & Direct Marketing Retail - 0.9%
1-800-FLOWERS.com, Inc. Class A (a)(b)	171,233	5,261,990
CarParts.com, Inc. (a)	233,346	3,665,866
Duluth Holdings, Inc. (a)(b)	77,237	963,145
Groupon, Inc. (a)	156,424	5,345,008
Lands' End, Inc. (a)(b)	80,544	2,223,820
Liquidity Services, Inc. (a)	191,821	3,744,346
Magnite, Inc. (a)(b)	725,031	25,115,074
Overstock.com, Inc. (a)(b)	287,643	22,321,097
PetMed Express, Inc.	131,930	5,039,726
Quotient Technology, Inc. (a)	583,962	5,173,903
Shutterstock, Inc.	148,283	9,636,912
Stamps.com, Inc. (a)	114,743	26,196,974
Stitch Fix, Inc. (a)(b)	406,370	38,783,953
The RealReal, Inc. (a)	428,249	10,140,936
Waitr Holdings, Inc. (a)	570,193	2,018,483
		165,631,233
Leisure Products - 0.7%
Acushnet Holdings Corp.	232,105	9,474,526
American Outdoor Brands, Inc. (a)	96,395	1,829,577
Callaway Golf Co. (b)	629,351	17,552,599
Clarus Corp.	174,677	2,805,313
Escalade, Inc. (b)	69,529	1,449,680
Johnson Outdoors, Inc. Class A	36,052	3,930,750
Malibu Boats, Inc. Class A (a)	139,218	9,760,574
Marine Products Corp.	45,665	743,426
MasterCraft Boat Holdings, Inc. (a)	125,972	3,216,065
Nautilus, Inc. (a)(b)	204,505	5,012,418
Smith & Wesson Brands, Inc. (b)	374,535	6,202,300
Sturm, Ruger & Co., Inc.	113,517	7,192,437
Vista Outdoor, Inc. (a)	394,135	11,496,918
YETI Holdings, Inc. (a)	539,762	35,527,135
		116,193,718
Multiline Retail - 0.3%
Big Lots, Inc.	263,491	15,725,143
Dillard's, Inc. Class A (b)	47,618	4,181,337
Macy's, Inc. (b)	2,090,279	31,437,796
		51,344,276
Specialty Retail - 3.6%
Abercrombie & Fitch Co. Class A	418,154	9,646,813
Academy Sports & Outdoors, Inc. (b)	120,709	2,595,244
America's Car Mart, Inc. (a)	42,637	5,064,423
American Eagle Outfitters, Inc. (b)	1,012,866	22,981,930
Asbury Automotive Group, Inc. (a)	129,684	18,494,235
At Home Group, Inc. (a)	362,308	8,829,446
Bed Bath & Beyond, Inc. (b)	852,188	30,107,802
Boot Barn Holdings, Inc. (a)	192,455	11,016,124
Caleres, Inc.	242,286	3,660,941
Camping World Holdings, Inc.	220,874	7,545,056
Chico's FAS, Inc.	784,401	1,733,526
Citi Trends, Inc.	67,935	4,008,165
Conn's, Inc. (a)	118,876	1,869,919
Designer Brands, Inc. Class A (b)	412,921	5,058,282
Envela Corp. (a)	50,732	317,582
Express, Inc. (a)	407,112	2,442,672
GameStop Corp. Class A (a)(b)	385,304	125,223,800
Genesco, Inc. (a)	96,572	3,747,959
Group 1 Automotive, Inc.	117,111	16,116,816
GrowGeneration Corp. (a)(b)	248,981	10,753,489
Guess?, Inc.	266,190	6,180,932
Haverty Furniture Companies, Inc.	111,263	3,637,187
Hibbett Sports, Inc. (a)	112,044	6,324,884
Lithia Motors, Inc. Class A (sub. vtg.)	175,136	55,812,340
Lumber Liquidators Holdings, Inc. (a)(b)	195,804	5,474,680
MarineMax, Inc. (a)	139,830	5,849,089
Michaels Companies, Inc. (a)(b)	502,085	7,782,318
Monro, Inc.	220,387	12,886,028
Murphy U.S.A., Inc.	181,265	22,580,181
National Vision Holdings, Inc. (a)	541,828	25,124,564
OneWater Marine, Inc. Class A	59,650	1,928,485
Rent-A-Center, Inc.	326,534	14,138,922
RH (a)(b)	106,187	50,477,052
Sally Beauty Holdings, Inc. (a)	754,232	11,388,903
Shoe Carnival, Inc. (b)	62,633	2,943,125
Signet Jewelers Ltd.	350,002	14,217,081
Sleep Number Corp. (a)	182,381	19,649,729
Sonic Automotive, Inc. Class A (sub. vtg.)	156,911	6,422,367
Sportsman's Warehouse Holdings, Inc. (a)	291,623	5,109,235
The Aaron's Co., Inc. (a)	228,139	3,864,675
The Buckle, Inc. (b)	194,180	7,635,158
The Cato Corp. Class A (sub. vtg.)	134,729	1,531,869
The Children's Place Retail Stores, Inc. (a)(b)	94,463	6,940,197
The Container Store Group, Inc. (a)	135,019	1,840,309
The ODP Corp. (b)	350,782	14,974,884
Tilly's, Inc.	148,235	1,452,703
Urban Outfitters, Inc. (a)	461,979	12,672,084
Winmark Corp.	19,642	3,351,514
Zumiez, Inc. (a)	140,937	6,071,566
		629,476,285
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (a)	449,529	31,476,021
Deckers Outdoor Corp. (a)	188,310	54,982,754
Fossil Group, Inc. (a)(b)	315,371	4,572,880
G-III Apparel Group Ltd. (a)(b)	294,568	7,965,119
Kontoor Brands, Inc.	344,125	12,429,795
Lakeland Industries, Inc. (a)	54,027	1,501,951
Movado Group, Inc.	105,619	2,182,089
Oxford Industries, Inc.	109,080	7,116,379
Rocky Brands, Inc.	44,076	1,518,859
Steven Madden Ltd.	551,152	18,518,707
Superior Group of Companies, Inc.	69,940	1,596,730
Unifi, Inc. (a)	90,479	2,166,972
Vera Bradley, Inc. (a)	136,577	1,154,076
Wolverine World Wide, Inc.	538,824	15,431,919
		162,614,251

TOTAL CONSUMER DISCRETIONARY		2,500,388,831

CONSUMER STAPLES - 3.2%
Beverages - 0.3%
Celsius Holdings, Inc. (a)(b)	240,298	12,831,913
Coca-Cola Bottling Co. Consolidated	31,364	8,369,797
MGP Ingredients, Inc. (b)	86,928	5,033,131
National Beverage Corp. (b)	80,378	12,180,482
Newage, Inc. (a)(b)	667,374	2,035,491
Primo Water Corp.	1,051,435	16,244,671
		56,695,485
Food & Staples Retailing - 0.8%
Andersons, Inc.	209,768	4,824,664
BJ's Wholesale Club Holdings, Inc. (a)	921,729	38,777,139
Chefs' Warehouse Holdings (a)	202,428	5,524,260
HF Foods Group, Inc. (a)(b)	229,605	1,797,807
Ingles Markets, Inc. Class A	94,506	4,494,705
Natural Grocers by Vitamin Cottage, Inc.	61,407	1,022,427
Performance Food Group Co. (a)	880,521	41,278,824
PriceSmart, Inc.	152,762	14,341,297
Rite Aid Corp. (a)(b)	368,645	9,691,677
SpartanNash Co.	236,875	4,386,925
United Natural Foods, Inc. (a)(b)	366,904	9,935,760
Village Super Market, Inc. Class A	53,692	1,131,290
Weis Markets, Inc.(b)	63,179	3,113,461
		140,320,236
Food Products - 1.4%
Alico, Inc.	32,258	958,063
B&G Foods, Inc. Class A (b)	431,762	16,441,497
Bridgford Foods Corp. (a)	10,375	173,781
Cal-Maine Foods, Inc. (a)(b)	249,457	9,564,181
Calavo Growers, Inc.	109,626	8,348,020
Darling Ingredients, Inc. (a)	1,083,839	67,208,856
Farmer Brothers Co. (a)	104,460	547,370
Fresh Del Monte Produce, Inc.	204,020	4,992,369
Freshpet, Inc. (a)	262,169	36,522,763
Hostess Brands, Inc. Class A (a)	843,066	12,941,063
J&J Snack Foods Corp.	99,957	15,259,436
John B. Sanfilippo & Son, Inc.	58,397	4,696,871
Laird Superfood, Inc.	21,609	936,534
Lancaster Colony Corp.	126,865	22,148,092
Landec Corp. (a)	170,510	1,817,637
Limoneira Co.	105,927	1,691,654
Mission Produce, Inc.	47,529	913,983
Sanderson Farms, Inc.	134,794	18,357,595
Seneca Foods Corp. Class A (a)	43,917	1,591,991
The Simply Good Foods Co. (a)	574,306	16,390,693
Tootsie Roll Industries, Inc. (b)	102,802	4,068,903
Vital Farms, Inc. (a)(b)	70,915	1,753,728
		247,325,080
Household Products - 0.2%
Central Garden & Pet Co. (a)	23,876	1,009,716
Central Garden & Pet Co. Class A (non-vtg.) (a)	311,799	12,160,161
Oil-Dri Corp. of America	31,889	1,105,592
WD-40 Co.	92,049	28,020,636
		42,296,105
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)	265,940	6,185,764
Edgewell Personal Care Co.	365,173	12,196,778
elf Beauty, Inc. (a)	305,246	6,642,153
Inter Parfums, Inc.	118,620	7,375,792
LifeVantage Corp. (a)	94,708	846,690
MediFast, Inc.	76,600	17,975,722
Nature's Sunshine Products, Inc. (a)	55,866	896,649
Revlon, Inc.(a)(b)	44,717	514,246
USANA Health Sciences, Inc. (a)	77,521	6,415,638
Veru, Inc. (a)(b)	361,642	3,189,682
		62,239,114
Tobacco - 0.1%
Turning Point Brands, Inc.	83,516	3,933,604
Universal Corp.	164,278	7,535,432
Vector Group Ltd.	937,583	11,007,224
		22,476,260

TOTAL CONSUMER STAPLES		571,352,280

ENERGY - 2.2%
Energy Equipment & Services - 0.7%
Archrock, Inc.	874,704	7,758,624
Aspen Aerogels, Inc. (a)	140,841	2,825,270
Bristow Group, Inc. (a)	45,509	1,101,773
Cactus, Inc.	322,134	8,439,911
Championx Corp. (a)	1,248,783	19,093,892
DMC Global, Inc. (b)	99,967	5,715,113
Dril-Quip, Inc. (a)	233,095	7,020,821
Exterran Corp. (a)	175,476	758,056
Frank's International NV (a)	1,041,374	2,895,020
Helix Energy Solutions Group, Inc. (a)(b)	964,588	3,974,103
Liberty Oilfield Services, Inc. Class A	498,863	5,996,333
Nabors Industries Ltd.	47,097	3,363,668
Newpark Resources, Inc. (a)	602,198	1,439,253
Nextier Oilfield Solutions, Inc. (a)	1,082,675	3,594,481
Oceaneering International, Inc. (a)	665,465	5,623,179
Oil States International, Inc. (a)(b)	401,796	2,250,058
Patterson-UTI Energy, Inc.	1,227,302	7,547,907
ProPetro Holding Corp. (a)	539,262	4,308,703
RPC, Inc. (a)(b)	375,482	1,674,650
Select Energy Services, Inc. Class A (a)	390,380	1,959,708
Solaris Oilfield Infrastructure, Inc. Class A	194,884	1,773,444
Tidewater, Inc. (a)	273,965	2,599,928
Transocean Ltd. (United States) (a)(b)	3,929,941	13,204,602
U.S. Silica Holdings, Inc.	498,363	4,056,675
		118,975,172
Oil, Gas & Consumable Fuels - 1.5%
Adams Resources & Energy, Inc.	14,484	350,658
Antero Resources Corp. (a)(b)	1,639,122	11,375,507
Arch Resources, Inc.	102,216	4,898,191
Ardmore Shipping Corp. (b)	227,559	728,189
Berry Petroleum Corp.	434,906	1,674,388
Bonanza Creek Energy, Inc. (a)	128,865	2,662,351
Brigham Minerals, Inc. Class A	279,655	3,744,580
Clean Energy Fuels Corp. (a)	879,697	8,999,300
CNX Resources Corp. (a)	1,497,037	18,967,459
Comstock Resources, Inc. (a)(b)	175,333	797,765
CONSOL Energy, Inc. (a)	201,412	1,635,465
Contango Oil & Gas Co. (a)(b)	771,676	1,844,306
CVR Energy, Inc.	193,691	3,312,116
Delek U.S. Holdings, Inc.	420,255	7,883,984
DHT Holdings, Inc.	752,726	4,042,139
Diamond S Shipping, Inc. (a)	191,501	1,223,691
Dorian LPG Ltd. (a)	256,425	2,971,966
Earthstone Energy, Inc. (a)	165,793	852,176
Energy Fuels, Inc. (a)	885,782	3,380,345
Evolution Petroleum Corp.	175,094	556,799
Falcon Minerals Corp.	249,952	764,853
Frontline Ltd. (NY Shares) (b)	791,418	4,669,366
Golar LNG Ltd. (a)(b)	614,333	6,653,226
Goodrich Petroleum Corp. (a)	64,758	626,210
Green Plains, Inc.	229,617	4,410,943
International Seaways, Inc. (b)	161,628	2,587,664
Kosmos Energy Ltd.	2,710,424	6,017,141
Magnolia Oil & Gas Corp. Class A (a)	836,835	7,087,992
Matador Resources Co. (a)(b)	743,597	11,362,162
NACCO Industries, Inc. Class A	23,165	555,265
National Energy Services Reunited Corp. (a)	146,450	1,578,731
Nextdecade Corp. (a)(b)	156,114	363,746
Nordic American Tanker Shipping Ltd. (b)	991,617	2,935,186
Overseas Shipholding Group, Inc. (a)	417,684	864,606
Ovintiv, Inc.	1,759,844	27,735,141
Par Pacific Holdings, Inc. (a)(b)	269,560	3,579,757
PBF Energy, Inc. Class A	645,505	5,467,427
PDC Energy, Inc. (a)	671,319	14,574,335
Peabody Energy Corp. (a)	424,976	1,627,658
Penn Virginia Corp. (a)(b)	94,663	950,417
PrimeEnergy Corp. (a)	2,941	105,229
Range Resources Corp. (a)	1,443,739	13,296,836
Renewable Energy Group, Inc. (a)(b)	258,246	23,138,842
Rex American Resources Corp. (a)	37,343	2,856,740
Scorpio Tankers, Inc. (b)	339,959	4,229,090
Ship Finance International Ltd. (NY Shares) (b)	621,801	3,929,782
SM Energy Co. (b)	768,129	6,444,602
Southwestern Energy Co. (a)(b)	4,361,499	16,442,851
Talos Energy, Inc. (a)	83,033	702,459
Tellurian, Inc. (a)(b)	1,131,451	3,428,297
Uranium Energy Corp. (a)(b)	1,332,650	2,172,220
W&T Offshore, Inc. (a)(b)	633,727	1,533,619
Whiting Petroleum Corp. (a)	8,188	166,544
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	29,463	40,954
warrants 9/1/25 (a)	14,729	22,683
World Fuel Services Corp.	419,287	12,825,989
		277,649,938

TOTAL ENERGY		396,625,110

FINANCIALS - 14.3%
Banks - 7.5%
1st Constitution Bancorp	59,124	912,283
1st Source Corp.	108,877	4,284,310
ACNB Corp.	57,407	1,438,045
Allegiance Bancshares, Inc.	130,967	4,607,419
Altabancorp	101,696	3,275,628
Amalgamated Bank	83,280	1,220,885
Amerant Bancorp, Inc. Class A (a)	142,370	2,030,196
American National Bankshares, Inc.	68,411	1,912,087
Ameris Bancorp	451,597	17,661,959
Ames National Corp.	58,045	1,306,593
Arrow Financial Corp.	84,369	2,480,449
Atlantic Capital Bancshares, Inc. (a)	141,867	2,538,001
Atlantic Union Bankshares Corp.	525,010	17,241,328
Auburn National Bancorp., Inc.	14,449	571,169
Banc of California, Inc.	296,137	4,989,908
BancFirst Corp.	127,703	7,359,524
Bancorp, Inc., Delaware (a)	353,658	5,930,845
BancorpSouth Bank	668,034	18,471,140
Bank First National Corp.	41,031	2,708,867
Bank of Commerce Holdings	100,150	1,014,520
Bank of Marin Bancorp	85,322	3,168,859
Bank7 Corp.	20,972	335,342
BankFinancial Corp.	84,638	717,730
BankUnited, Inc.	617,919	21,410,893
Bankwell Financial Group, Inc.	38,296	744,857
Banner Corp.	235,279	10,406,390
Bar Harbor Bankshares	98,925	2,127,877
BayCom Corp. (a)	79,642	1,170,737
BCB Bancorp, Inc.	85,316	979,428
Berkshire Hills Bancorp, Inc.	304,363	5,046,339
Boston Private Financial Holdings, Inc.	551,626	6,724,321
Bridge Bancorp, Inc.	110,766	2,706,013
Brookline Bancorp, Inc., Delaware	522,816	6,582,253
Bryn Mawr Bank Corp.	132,609	4,121,488
Business First Bancshares, Inc.	129,749	2,633,905
Byline Bancorp, Inc.	158,712	2,550,502
C & F Financial Corp.	20,981	826,022
Cadence Bancorp Class A	832,511	14,918,597
California Bancorp, Inc. (a)	46,907	633,714
Cambridge Bancorp	42,913	3,154,106
Camden National Corp.	94,910	3,563,871
Capital Bancorp, Inc. (a)	55,889	823,804
Capital City Bank Group, Inc.	85,887	1,917,857
Capstar Financial Holdings, Inc.	105,247	1,526,082
Carter Bankshares, Inc.	147,313	1,474,603
Cathay General Bancorp	512,353	17,327,778
CB Financial Services, Inc.	30,032	540,876
CBTX, Inc.	112,309	2,955,973
Central Pacific Financial Corp.	187,145	3,720,443
Central Valley Community Bancorp	65,037	995,066
Century Bancorp, Inc. Class A (non-vtg.)	17,949	1,421,561
Chemung Financial Corp.	22,433	750,608
ChoiceOne Financial Services, Inc.	48,551	1,249,703
CIT Group, Inc.	663,036	24,466,028
Citizens & Northern Corp.	84,455	1,613,935
Citizens Holding Co.	28,213	569,620
City Holding Co.	105,592	7,291,128
Civista Bancshares, Inc.	104,718	1,785,442
CNB Financial Corp., Pennsylvania	97,376	2,047,817
Coastal Financial Corp. of Washington (a)	57,673	1,141,925
Codorus Valley Bancorp, Inc.	59,686	943,039
Colony Bankcorp, Inc.	48,831	676,309
Columbia Banking Systems, Inc.	484,154	18,649,612
Community Bank System, Inc.	357,403	23,177,585
Community Bankers Trust Corp.	136,850	988,057
Community Financial Corp.	34,057	810,557
Community Trust Bancorp, Inc.	100,081	3,648,953
ConnectOne Bancorp, Inc.	251,706	5,348,753
County Bancorp, Inc.	30,007	649,051
CrossFirst Bankshares, Inc. (a)	322,477	3,708,486
Customers Bancorp, Inc. (a)	193,873	4,307,858
CVB Financial Corp.	872,695	16,956,464
Eagle Bancorp Montana, Inc.	44,823	958,764
Eagle Bancorp, Inc.	217,308	9,233,417
Eastern Bankshares, Inc.	1,122,416	17,891,311
Enterprise Bancorp, Inc.	58,173	1,474,104
Enterprise Financial Services Corp.	164,986	5,825,656
Equity Bancshares, Inc. (a)	94,195	2,079,826
Esquire Financial Holdings, Inc. (a)	45,787	1,010,977
Evans Bancorp, Inc.	31,922	948,722
Farmers & Merchants Bancorp, Inc.	64,202	1,470,226
Farmers National Banc Corp.	164,967	2,197,360
FB Financial Corp.	217,506	8,126,024
Fidelity D & D Bancorp, Inc. (b)	24,917	1,226,166
Financial Institutions, Inc.	105,156	2,407,021
First Bancorp, North Carolina	194,661	6,630,154
First Bancorp, Puerto Rico	1,457,802	13,265,998
First Bancshares, Inc.	140,865	4,217,498
First Bank Hamilton New Jersey	100,260	907,353
First Busey Corp.	343,731	7,104,920
First Business Finance Services, Inc.	49,284	949,210
First Capital, Inc. (b)	21,364	1,025,258
First Choice Bancorp	68,306	1,342,896
First Commonwealth Financial Corp.	646,803	7,586,999
First Community Bankshares, In	108,474	2,327,852
First Community Corp.	44,374	753,914
First Financial Bancorp, Ohio	653,852	11,978,569
First Financial Bankshares, Inc.	870,627	32,979,351
First Financial Corp., Indiana	93,762	3,599,523
First Foundation, Inc.	274,443	5,560,215
First Guaranty Bancshares, Inc.	25,968	415,488
First Internet Bancorp	64,138	1,963,906
First Interstate Bancsystem, Inc.	275,605	10,654,889
First Merchants Corp.	366,385	13,801,723
First Mid-Illinois Bancshares, Inc.	97,702	3,309,167
First Midwest Bancorp, Inc., Delaware	767,288	12,683,271
First Northwest Bancorp	54,145	741,787
First of Long Island Corp.	143,795	2,405,690
First Savings Financial Group, Inc.	12,041	727,156
First United Corp.	41,095	642,315
First Western Financial, Inc. (a)	38,504	711,169
Flushing Financial Corp.	201,821	3,689,288
FNCM Bancorp, Inc.	106,000	648,720
Franklin Financial Services Corp.	24,751	668,525
Fulton Financial Corp.	1,062,720	14,240,448
FVCBankcorp, Inc. (a)	73,407	1,132,670
German American Bancorp, Inc.	163,715	5,538,478
Glacier Bancorp, Inc.	646,839	30,175,039
Great Southern Bancorp, Inc.	71,602	3,520,670
Great Western Bancorp, Inc.	372,618	8,942,832
Guaranty Bancshares, Inc. Texas	43,990	1,468,386
Hancock Whitney Corp.	580,939	19,833,257
Hanmi Financial Corp.	204,852	2,831,055
HarborOne Bancorp, Inc.	372,597	4,046,403
Hawthorn Bancshares, Inc.	36,375	667,845
HBT Financial, Inc.	57,946	865,134
Heartland Financial U.S.A., Inc.	236,666	10,096,172
Heritage Commerce Corp.	387,796	3,404,849
Heritage Financial Corp., Washington	245,470	5,793,092
Hilltop Holdings, Inc.	487,617	14,648,015
Home Bancshares, Inc.	1,032,141	21,881,389
HomeTrust Bancshares, Inc.	105,494	2,215,374
Hope Bancorp, Inc.	787,498	8,804,228
Horizon Bancorp, Inc. Indiana	285,096	4,513,070
Howard Bancorp, Inc. (a)	82,044	992,732
Independent Bank Corp.	141,685	2,601,337
Independent Bank Corp., Massachusetts	222,351	16,694,113
Independent Bank Group, Inc.	252,379	15,501,118
International Bancshares Corp.	361,073	13,652,170
Investar Holding Corp.	66,532	1,073,161
Investors Bancorp, Inc.	1,563,698	17,998,164
Lakeland Bancorp, Inc.	325,568	4,268,196
Lakeland Financial Corp.	168,053	9,864,711
Landmark Bancorp, Inc. (b)	23,734	560,360
LCNB Corp.	79,193	1,217,988
Level One Bancorp, Inc.	33,588	700,310
Limestone Bancorp, Inc. (a)	31,465	410,618
Live Oak Bancshares, Inc.	195,786	7,807,946
Macatawa Bank Corp.	158,433	1,314,994
Mackinac Financial Corp.	54,330	680,212
Mainstreet Bancshares, Inc. (a)	45,321	774,083
Mercantile Bank Corp.	99,196	2,693,171
Meridian Bank/Malvern, PA	34,076	691,061
Metrocity Bankshares, Inc.	108,153	1,540,099
Metropolitan Bank Holding Corp. (a)	48,557	1,925,771
Mid Penn Bancorp, Inc.	45,786	996,303
Middlefield Banc Corp.	37,199	762,580
Midland States Bancorp, Inc.	136,904	2,517,665
MidWestOne Financial Group, Inc.	96,688	2,377,558
MVB Financial Corp.	65,072	1,458,264
National Bank Holdings Corp.	204,607	6,807,275
National Bankshares, Inc.	38,174	1,183,394
NBT Bancorp, Inc.	287,278	9,483,047
Nicolet Bankshares, Inc. (a)	62,303	4,223,520
Northeast Bank	50,209	1,308,447
Northrim Bancorp, Inc.	39,977	1,284,061
Norwood Financial Corp.	34,388	848,696
Oak Valley Bancorp Oakdale California	41,764	649,430
OceanFirst Financial Corp.	403,346	7,324,763
OFG Bancorp	347,572	5,971,287
Ohio Valley Banc Corp.	27,576	592,608
Old National Bancorp, Indiana	1,106,397	18,576,406
Old Second Bancorp, Inc.	183,592	1,802,873
Origin Bancorp, Inc.	143,152	4,522,172
Orrstown Financial Services, Inc.	71,493	1,237,544
Pacific Premier Bancorp, Inc.	545,560	18,139,870
Park National Corp.	97,426	10,522,982
Parke Bancorp, Inc.	68,962	1,194,422
Partners Bancorp (b)	62,156	420,175
PCB Bancorp	73,233	867,079
Peapack-Gladstone Financial Corp.	126,265	2,969,753
Penns Woods Bancorp, Inc.	43,151	929,473
Peoples Bancorp of North Carolina	27,036	543,424
Peoples Bancorp, Inc.	118,202	3,605,161
Peoples Financial Services Corp.	44,094	1,588,266
Plumas Bancorp	29,177	726,507
Preferred Bank, Los Angeles	94,003	4,539,405
Premier Financial Bancorp, Inc.	86,317	1,326,692
Professional Holdings Corp. (A Shares)	66,314	992,721
QCR Holdings, Inc.	99,205	3,847,170
RBB Bancorp	103,913	1,724,956
Red River Bancshares, Inc.	31,015	1,444,679
Reliant Bancorp, Inc.	98,102	2,015,996
Renasant Corp.	369,620	13,084,548
Republic Bancorp, Inc., Kentucky Class A	61,271	2,211,270
Republic First Bancorp, Inc. (a)	267,298	748,434
Richmond Mutual Bancorp., Inc.	75,219	952,273
S&T Bancorp, Inc.	257,408	6,538,163
Salisbury Bancorp, Inc.	15,581	571,355
Sandy Spring Bancorp, Inc.	314,049	10,435,848
SB Financial Group, Inc.	43,668	754,583
Seacoast Banking Corp., Florida (a)	355,495	10,824,823
Select Bancorp, Inc. New (a)	99,300	937,392
ServisFirst Bancshares, Inc.	330,312	13,569,217
Shore Bancshares, Inc.	80,555	1,067,354
Sierra Bancorp	91,672	2,004,867
Silvergate Capital Corp. (a)	106,938	9,951,650
Simmons First National Corp. Class A	731,206	18,060,788
SmartFinancial, Inc.	94,025	1,861,695
South Plains Financial, Inc.	68,678	1,293,894
South State Corp.	471,642	32,892,313
Southern First Bancshares, Inc. (a)	47,260	1,895,126
Southern National Bancorp of Virginia, Inc.	137,074	1,654,483
Southside Bancshares, Inc.	214,987	6,744,142
Spirit of Texas Bancshares, Inc.	91,227	1,636,612
Stock Yards Bancorp, Inc.	137,421	6,211,429
Summit Financial Group, Inc.	72,976	1,510,603
Texas Capital Bancshares, Inc. (a)	341,137	20,543,270
The Bank of NT Butterfield & Son Ltd.	337,962	10,277,424
The Bank of Princeton	31,833	742,346
The First Bancorp, Inc.	65,258	1,568,150
Tompkins Financial Corp.	96,690	6,465,660
TowneBank	453,297	10,516,490
Trico Bancshares	179,442	6,693,187
TriState Capital Holdings, Inc. (a)	185,413	3,402,329
Triumph Bancorp, Inc. (a)	154,880	8,880,819
Trustmark Corp.	422,201	11,597,861
UMB Financial Corp.	295,249	20,953,822
United Bankshares, Inc., West Virginia	835,390	26,448,447
United Community Bank, Inc.	529,550	15,796,477
United Security Bancshares, California	75,155	513,309
Unity Bancorp, Inc.	48,786	917,177
Univest Corp. of Pennsylvania	193,480	4,343,626
Valley National Bancorp	2,685,491	27,418,863
Veritex Holdings, Inc.	330,657	8,451,593
Washington Trust Bancorp, Inc.	116,325	5,069,444
WesBanco, Inc.	440,546	12,775,834
West Bancorp., Inc.	103,892	2,140,175
Westamerica Bancorp.	176,833	9,870,818
		1,319,813,079
Capital Markets - 1.4%
Artisan Partners Asset Management, Inc.	370,558	17,935,007
Assetmark Financial Holdings, Inc. (a)	106,069	2,441,708
Associated Capital Group, Inc.	12,024	394,868
B. Riley Financial, Inc.	131,472	6,336,950
BGC Partners, Inc. Class A	2,059,921	7,312,720
Blucora, Inc. (a)	323,476	5,356,763
BrightSphere Investment Group, Inc.	414,214	7,592,543
Cohen & Steers, Inc.	163,757	10,726,084
Cowen Group, Inc. Class A	177,800	4,471,670
Diamond Hill Investment Group, Inc.	20,580	3,050,573
Donnelley Financial Solutions, Inc. (a)	201,237	3,600,130
Federated Hermes, Inc. Class B (non-vtg.)	636,599	17,188,173
Focus Financial Partners, Inc. Class A (a)	214,055	10,184,737
GAMCO Investors, Inc. Class A	30,959	551,380
Greenhill & Co., Inc.	88,967	1,032,907
Hamilton Lane, Inc. Class A	216,634	16,327,705
Houlihan Lokey	346,999	22,502,885
Moelis & Co. Class A	356,310	17,712,170
Oppenheimer Holdings, Inc. Class A (non-vtg.)	66,968	2,321,781
Piper Jaffray Companies	118,458	10,818,769
PJT Partners, Inc.	159,008	10,969,962
Pzena Investment Management, Inc.	104,439	866,844
Safeguard Scientifics, Inc. (a)	140,440	959,205
Sculptor Capital Management, Inc. Class A	121,299	2,057,231
Siebert Financial Corp. (a)(b)	73,059	600,545
Silvercrest Asset Management Group Class A	61,171	936,528
StepStone Group, Inc. Class A (b)	131,996	4,635,700
Stifel Financial Corp.	671,191	34,781,118
StoneX Group, Inc. (a)	109,722	5,872,321
Value Line, Inc.	6,577	202,572
Virtus Investment Partners, Inc.	49,396	10,373,160
Waddell & Reed Financial, Inc. Class A	413,264	10,451,447
Westwood Holdings Group, Inc.	39,241	464,613
WisdomTree Investments, Inc.	932,560	4,975,208
		256,005,977
Consumer Finance - 0.6%
Atlanticus Holdings Corp. (a)	31,764	817,288
CURO Group Holdings Corp.	123,093	1,788,541
Encore Capital Group, Inc. (a)	210,808	6,260,998
Enova International, Inc. (a)	235,929	5,331,995
EZCORP, Inc. (non-vtg.) Class A (a)(b)	324,912	1,458,855
First Cash Financial Services, Inc.	273,900	16,127,232
Green Dot Corp. Class A (a)	348,005	17,480,291
LendingClub Corp. (a)	474,848	5,152,101
Navient Corp.	1,222,451	13,758,686
Nelnet, Inc. Class A	114,841	7,899,912
Oportun Financial Corp. (a)	127,145	2,035,591
PRA Group, Inc. (a)	304,342	10,034,156
PROG Holdings, Inc.	454,079	21,423,447
Regional Management Corp.	56,308	1,593,516
World Acceptance Corp. (a)(b)	29,720	4,262,442
		115,425,051
Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.	38,053	1,087,555
Alerus Financial Corp.	95,838	2,305,862
Banco Latinoamericano de Comercio Exterior SA Series E	200,833	3,060,695
Cannae Holdings, Inc. (a)	580,710	22,061,173
GWG Holdings, Inc. (a)(b)	12,594	91,684
Marlin Business Services Corp.	53,215	758,314
SWK Holdings Corp. (a)	23,201	315,766
		29,681,049
Insurance - 1.8%
AMBAC Financial Group, Inc. (a)	301,571	4,348,654
American Equity Investment Life Holding Co.	610,059	17,807,622
Amerisafe, Inc.	128,960	7,157,280
Argo Group International Holdings, Ltd.	215,652	8,701,558
BRP Group, Inc. (a)	291,469	6,764,995
Citizens, Inc. Class A (a)(b)	300,635	1,818,842
CNO Financial Group, Inc.	933,380	19,796,990
Crawford & Co. Class A	98,107	746,594
Donegal Group, Inc. Class A	74,809	1,037,601
eHealth, Inc. (a)(b)	174,215	8,336,188
Employers Holdings, Inc.	191,917	5,853,469
Enstar Group Ltd. (a)	81,328	16,282,679
FBL Financial Group, Inc. Class A	64,129	3,593,789
Fednat Holding Co.	79,657	414,216
Genworth Financial, Inc. Class A (a)	3,393,744	9,638,233
Goosehead Insurance	89,610	11,971,896
Greenlight Capital Re, Ltd. (a)	189,816	1,425,518
HCI Group, Inc.	41,632	2,315,988
Heritage Insurance Holdings, Inc.	162,502	1,514,519
Horace Mann Educators Corp.	279,103	10,932,465
Independence Holding Co.	28,438	1,095,147
Investors Title Co.	8,350	1,194,050
James River Group Holdings Ltd.	202,013	8,985,538
Kinsale Capital Group, Inc.	143,293	26,876,035
MBIA, Inc. (a)	332,287	2,040,242
National Western Life Group, Inc.	16,726	3,010,680
NI Holdings, Inc. (a)	56,682	963,594
Palomar Holdings, Inc. (a)(b)	137,501	13,693,725
ProAssurance Corp.	356,807	6,540,272
ProSight Global, Inc. (a)	58,281	725,598
Protective Insurance Corp. Class B	53,628	754,546
RLI Corp.	266,326	25,775,030
Safety Insurance Group, Inc.	95,777	7,033,863
Selective Insurance Group, Inc.	397,386	25,822,142
Selectquote, Inc. (b)	212,965	4,497,821
State Auto Financial Corp.	109,849	1,816,902
Stewart Information Services Corp.	179,552	8,327,622
Third Point Reinsurance Ltd. (a)	534,167	4,930,361
Tiptree, Inc.	165,189	804,470
Trean Insurance Group, Inc. (a)	78,465	1,168,344
Trupanion, Inc. (a)	203,838	22,870,624
United Fire Group, Inc.	136,039	3,746,514
United Insurance Holdings Corp.	136,310	692,455
Universal Insurance Holdings, Inc.	182,177	2,439,350
Vericity, Inc. (b)	13,636	121,360
Watford Holdings Ltd. (a)	117,385	4,056,826
		320,442,207
Mortgage Real Estate Investment Trusts - 1.2%
Anworth Mortgage Asset Corp.	652,344	1,591,719
Apollo Commercial Real Estate Finance, Inc.	944,646	10,561,142
Arbor Realty Trust, Inc.	783,978	11,179,526
Ares Commercial Real Estate Corp.	213,789	2,420,091
Arlington Asset Investment Corp.	220,531	798,322
Armour Residential REIT, Inc.	429,278	4,795,035
Blackstone Mortgage Trust, Inc.	924,908	24,658,047
Broadmark Realty Capital, Inc.	869,635	8,948,544
Capstead Mortgage Corp.	636,892	3,401,003
Cherry Hill Mortgage Investment Corp.	99,502	875,618
Chimera Investment Corp.	1,273,634	12,863,703
Colony NorthStar Credit Real Estate, Inc.	567,816	4,485,746
Dynex Capital, Inc.	152,859	2,759,105
Ellington Financial LLC	284,587	4,257,422
Ellington Residential Mortgage REIT	60,936	728,795
Granite Point Mortgage Trust, Inc.	371,058	3,458,261
Great Ajax Corp.	132,484	1,304,967
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	497,378	29,419,909
Invesco Mortgage Capital, Inc. (b)	1,210,141	4,888,970
KKR Real Estate Finance Trust, Inc. (b)	198,187	3,392,961
Ladder Capital Corp. Class A	703,733	6,917,695
MFA Financial, Inc.	3,035,325	11,048,583
New York Mortgage Trust, Inc.	2,533,524	9,450,045
Orchid Island Capital, Inc.	490,726	2,537,053
PennyMac Mortgage Investment Trust	662,982	11,436,440
Ready Capital Corp.	284,936	3,242,572
Redwood Trust, Inc.	754,607	6,474,528
TPG RE Finance Trust, Inc.	399,460	3,902,724
Two Harbors Investment Corp.	1,816,162	11,024,103
Western Asset Mortgage Capital Corp.	403,338	1,189,847
		204,012,476
Thrifts & Mortgage Finance - 1.6%
Axos Financial, Inc. (a)	389,558	15,173,284
Bogota Financial Corp. (b)	35,809	324,788
Bridgewater Bancshares, Inc. (a)	135,533	1,740,244
Capitol Federal Financial, Inc.	875,208	10,870,083
Columbia Financial, Inc. (a)	329,012	5,073,365
Dime Community Bancshares, Inc.	190,231	3,024,673
ESSA Bancorp, Inc.	59,476	849,317
Essent Group Ltd.	743,083	31,083,162
Farmer Mac Class C (non-vtg.)	61,432	4,668,832
Flagstar Bancorp, Inc.	327,373	14,027,933
FS Bancorp, Inc.	25,096	1,345,648
Greene County Bancorp, Inc.	16,501	391,404
Hingham Institution for Savings	9,605	2,105,992
Home Bancorp, Inc.	47,224	1,329,828
HomeStreet, Inc.	145,442	5,294,089
Kearny Financial Corp.	550,320	5,695,812
Luther Burbank Corp.	121,234	1,186,881
Merchants Bancorp/IN	62,277	1,857,100
Meridian Bancorp, Inc. Maryland	309,414	4,687,622
Meta Financial Group, Inc.	227,708	8,796,360
MMA Capital Management, LLC (a)	28,151	666,616
Mr. Cooper Group, Inc. (a)	516,125	14,054,084
NMI Holdings, Inc. (a)	557,232	11,818,891
Northfield Bancorp, Inc.	320,350	3,959,526
Northwest Bancshares, Inc.	789,573	10,067,056
Oconee Federal Financial Corp.	6,437	156,998
OP Bancorp	76,405	579,914
PCSB Financial Corp.	97,997	1,443,986
PDL Community Bancorp (a)	42,199	397,515
Pennymac Financial Services, Inc.	288,372	16,725,576
Pioneer Bancorp, Inc. (a)	70,082	732,357
Premier Financial Corp.	251,318	6,976,588
Provident Bancorp, Inc.	114,160	1,316,265
Provident Financial Holdings, Inc.	33,431	536,568
Provident Financial Services, Inc.	484,711	8,976,848
Prudential Bancorp, Inc.	51,011	602,440
Radian Group, Inc.	1,287,751	24,724,819
Riverview Bancorp, Inc.	131,459	684,901
Security National Financial Corp. Class A	56,395	484,997
Southern Missouri Bancorp, Inc.	47,542	1,457,162
Standard AVB Financial Corp.	26,971	884,919
Sterling Bancorp, Inc.	109,807	513,897
Territorial Bancorp, Inc.	46,542	1,110,492
Timberland Bancorp, Inc.	49,937	1,260,909
Trustco Bank Corp., New York	641,896	3,992,593
Walker & Dunlop, Inc.	191,205	15,739,996
Washington Federal, Inc.	506,765	13,267,108
Waterstone Financial, Inc.	146,858	2,712,467
Western New England Bancorp, Inc.	142,701	914,713
WSFS Financial Corp.	341,522	14,675,200
		280,961,818

TOTAL FINANCIALS		2,526,341,657

HEALTH CARE - 21.1%
Biotechnology - 11.3%
89Bio, Inc. (a)(b)	56,602	1,149,021
Abeona Therapeutics, Inc. (a)	396,152	756,650
ADMA Biologics, Inc. (a)(b)	450,310	999,688
Adverum Biotechnologies, Inc. (a)	593,006	7,311,764
Aeglea BioTherapeutics, Inc. (a)	288,698	2,006,451
Affimed NV (a)	582,180	3,335,891
Agenus, Inc. (a)(b)	1,056,875	3,889,300
Akebia Therapeutics, Inc. (a)(b)	958,109	3,104,273
Akero Therapeutics, Inc. (a)(b)	90,366	2,658,568
Akouos, Inc. (a)(b)	96,495	1,536,200
Albireo Pharma, Inc. (a)(b)	114,304	4,191,528
Alector, Inc. (a)	309,654	5,214,573
Aligos Therapeutics, Inc. (b)	69,130	1,947,392
Allakos, Inc. (a)(b)	175,940	23,458,080
Allogene Therapeutics, Inc. (a)(b)	361,730	12,552,031
Allovir, Inc. (a)	120,884	4,420,728
ALX Oncology Holdings, Inc. (a)(b)	65,908	5,223,209
Amicus Therapeutics, Inc. (a)	1,733,704	32,784,343
AnaptysBio, Inc. (a)	144,993	3,758,219
Anavex Life Sciences Corp. (a)(b)	352,399	2,213,066
Anika Therapeutics, Inc. (a)	93,256	3,451,405
Annexon, Inc. (a)	105,827	2,328,194
Apellis Pharmaceuticals, Inc. (a)	402,209	17,805,792
Applied Genetic Technologies Corp. (a)	162,436	639,998
Applied Molecular Transport, Inc. (b)	85,058	2,981,283
Applied Therapeutics, Inc. (a)	88,451	1,852,164
Aprea Therapeutics, Inc. (a)(b)	48,142	265,744
Aptinyx, Inc. (a)	220,343	766,794
Aravive, Inc. (a)(b)	89,794	471,419
Arcturus Therapeutics Holdings, Inc. (a)(b)	148,542	10,763,353
Arcus Biosciences, Inc. (a)(b)	285,255	9,906,906
Arcutis Biotherapeutics, Inc. (a)(b)	137,429	3,750,437
Ardelyx, Inc. (a)	494,219	3,355,747
Arena Pharmaceuticals, Inc. (a)	390,907	29,020,936
Arrowhead Pharmaceuticals, Inc. (a)(b)	675,570	52,133,737
Assembly Biosciences, Inc. (a)(b)	209,988	1,171,733
Atara Biotherapeutics, Inc. (a)	508,535	9,387,556
Athenex, Inc. (a)(b)	476,889	6,232,939
Athersys, Inc. (a)(b)	1,140,518	2,206,902
Atreca, Inc. (a)(b)	191,661	2,491,593
AVEO Pharmaceuticals, Inc. (a)	157,492	1,248,912
Avid Bioservices, Inc. (a)(b)	384,710	5,612,919
Avidity Biosciences, Inc. (b)	113,066	2,586,950
AVROBIO, Inc. (a)	206,775	2,958,950
Axcella Health, Inc. (a)	97,200	528,768
Aziyo Biologics, Inc. (b)	16,402	265,384
Beam Therapeutics, Inc. (b)	268,347	25,876,701
BeyondSpring, Inc. (a)	97,505	1,183,711
BioCryst Pharmaceuticals, Inc. (a)(b)	1,193,451	10,168,203
Biohaven Pharmaceutical Holding Co. Ltd. (a)	322,885	27,516,260
BioXcel Therapeutics, Inc. (a)(b)	86,037	3,985,234
Black Diamond Therapeutics, Inc. (a)(b)	117,612	2,913,249
Blueprint Medicines Corp. (a)	372,779	36,066,368
BrainStorm Cell Therpeutic, Inc. (a)(b)	185,395	1,119,786
BridgeBio Pharma, Inc. (a)(b)	624,518	35,447,642
C4 Therapeutics, Inc.	73,196	2,643,840
Cabaletta Bio, Inc. (a)	86,437	1,126,274
Calithera Biosciences, Inc. (a)(b)	427,152	1,225,926
Calyxt, Inc. (a)	72,922	647,547
CareDx, Inc. (a)	323,917	24,756,976
CASI Pharmaceuticals, Inc. (a)	443,099	1,488,813
Catabasis Pharmaceuticals, Inc. (a)	143,901	597,189
Catalyst Biosciences, Inc. (a)	153,582	867,738
Catalyst Pharmaceutical Partners, Inc. (a)	669,190	2,435,852
Cel-Sci Corp. (a)(b)	228,422	5,699,129
Cellular Biomedicine Group, Inc. (a)	81,404	1,595,518
Centogene NV (a)(b)	61,739	651,964
Checkmate Pharmaceuticals, Inc. (b)	31,118	486,997
Checkpoint Therapeutics, Inc. (a)	350,080	1,137,760
ChemoCentryx, Inc. (a)	333,181	18,994,649
Chimerix, Inc. (a)	336,863	2,856,598
Chinook Therapeutics, Inc. (a)	89,316	1,265,608
Chinook Therapeutics, Inc. rights (a)(c)	86,210	4,311
Cidara Therapeutics, Inc. (a)	227,872	558,286
Clovis Oncology, Inc. (a)(b)	560,557	4,428,400
Codiak Biosciences, Inc.	38,669	923,416
CohBar, Inc. (a)	196,568	340,063
Coherus BioSciences, Inc. (a)(b)	397,919	7,480,877
Concert Pharmaceuticals, Inc. (a)	196,906	2,061,606
Constellation Pharmaceuticals, Inc. (a)(b)	205,632	6,779,687
ContraFect Corp. (a)(b)	155,932	762,507
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	504,814	923,810
Cortexyme, Inc. (a)(b)	103,169	4,046,288
Crinetics Pharmaceuticals, Inc. (a)	175,447	2,517,664
Cue Biopharma, Inc. (a)	199,302	2,698,549
Cyclerion Therapeutics, Inc. (a)	146,274	462,226
Cytokinetics, Inc. (a)	444,881	8,750,809
CytomX Therapeutics, Inc. (a)(b)	310,231	2,143,696
Deciphera Pharmaceuticals, Inc. (a)	254,286	11,239,441
Denali Therapeutics, Inc. (a)(b)	423,527	29,011,600
DermTech, Inc. (a)(b)	56,190	2,302,666
Dicerna Pharmaceuticals, Inc. (a)	447,813	10,062,358
Dyadic International, Inc. (a)(b)	130,542	727,119
Dynavax Technologies Corp. (a)(b)	720,173	4,544,292
Dyne Therapeutics, Inc.	96,264	1,860,783
Eagle Pharmaceuticals, Inc. (a)	67,972	3,172,253
Editas Medicine, Inc. (a)(b)	422,987	25,950,252
Eiger Biopharmaceuticals, Inc. (a)	203,777	1,958,297
Emergent BioSolutions, Inc. (a)	303,704	32,450,772
Enanta Pharmaceuticals, Inc. (a)(b)	125,485	6,030,809
Enochian Biosciences, Inc. (a)(b)	86,308	327,107
Epizyme, Inc. (a)(b)	598,557	6,554,199
Esperion Therapeutics, Inc. (a)(b)	173,094	5,450,730
Evelo Biosciences, Inc. (a)	134,432	2,359,282
Exicure, Inc. (a)	390,287	831,311
Fate Therapeutics, Inc. (a)	506,695	45,921,768
Fennec Pharmaceuticals, Inc. (a)	145,108	1,044,778
FibroGen, Inc. (a)	565,893	27,264,725
Five Prime Therapeutics, Inc. (a)	210,510	3,519,727
Flexion Therapeutics, Inc. (a)(b)	299,019	3,639,061
Foghorn Therapeutics, Inc.	49,833	822,245
Forma Therapeutics Holdings, Inc. (b)	115,166	4,448,863
Fortress Biotech, Inc. (a)	448,846	1,431,819
Frequency Therapeutics, Inc. (a)(b)	168,650	6,575,664
G1 Therapeutics, Inc. (a)(b)	232,541	5,611,214
Galectin Therapeutics, Inc. (a)(b)	276,782	542,493
Galera Therapeutics, Inc. (a)	58,852	661,496
Generation Bio Co. (b)	83,024	2,186,022
Genprex, Inc. (a)(b)	195,382	873,358
Geron Corp. (a)(b)	1,875,909	3,339,118
GlycoMimetics, Inc. (a)	265,972	965,478
Gossamer Bio, Inc. (a)(b)	372,807	3,765,351
Gritstone Oncology, Inc. (a)(b)	203,364	3,680,888
Halozyme Therapeutics, Inc. (a)	896,407	42,660,009
Harpoon Therapeutics, Inc. (a)	73,050	1,408,404
Heron Therapeutics, Inc. (a)(b)	589,782	10,238,616
Homology Medicines, Inc. (a)	229,459	2,787,927
Hookipa Pharma, Inc. (a)(b)	83,777	895,576
iBio, Inc. (a)	1,227,785	1,964,456
Ideaya Biosciences, Inc. (a)	107,315	1,886,598
IGM Biosciences, Inc. (a)(b)	47,638	4,541,807
Immunic, Inc. (a)	39,215	649,400
ImmunoGen, Inc. (a)	1,242,169	8,856,665
Immunome, Inc.	16,657	242,026
Immunovant, Inc. (a)	253,941	9,911,317
Inhibrx, Inc. (a)	55,269	1,752,027
Inovio Pharmaceuticals, Inc. (a)(b)	1,067,637	13,612,372
Inozyme Pharma, Inc. (a)(b)	54,631	1,149,436
Insmed, Inc. (a)(b)	681,752	25,627,058
Intellia Therapeutics, Inc. (a)(b)	337,734	21,148,903
Intercept Pharmaceuticals, Inc. (a)(b)	173,892	6,127,954
Invitae Corp. (a)(b)	776,800	38,467,136
Ironwood Pharmaceuticals, Inc. Class A (a)	1,070,270	10,938,159
iTeos Therapeutics, Inc. (a)	75,897	2,428,704
Iveric Bio, Inc. (a)	532,734	2,802,181
Jounce Therapeutics, Inc. (a)(b)	116,778	1,319,591
Kadmon Holdings, Inc. (a)	1,159,501	5,565,605
Kalvista Pharmaceuticals, Inc. (a)	98,651	1,499,495
Karuna Therapeutics, Inc. (a)	104,832	10,402,479
Karyopharm Therapeutics, Inc. (a)(b)	474,017	7,219,279
Keros Therapeutics, Inc. (b)	88,625	5,056,056
Kezar Life Sciences, Inc. (a)	202,981	1,077,829
Kindred Biosciences, Inc. (a)	251,707	1,258,535
Kiniksa Pharmaceuticals Ltd. (a)(b)	177,699	3,498,893
Kodiak Sciences, Inc. (a)(b)	216,647	27,364,683
Kronos Bio, Inc. (b)	98,880	2,718,211
Krystal Biotech, Inc. (a)	89,586	6,244,144
Kura Oncology, Inc. (a)	415,604	12,447,340
Kymera Therapeutics, Inc. (a)	68,197	4,224,804
La Jolla Pharmaceutical Co. (a)(b)	121,303	742,374
Lexicon Pharmaceuticals, Inc. (a)	278,915	2,206,218
Ligand Pharmaceuticals, Inc. Class B (a)(b)	97,018	17,982,286
LogicBio Therapeutics, Inc. (a)	102,973	829,962
Macrogenics, Inc. (a)	370,764	7,578,416
Madrigal Pharmaceuticals, Inc. (a)(b)	58,219	6,914,088
Magenta Therapeutics, Inc. (a)	132,653	1,172,653
MannKind Corp. (a)	1,509,250	5,312,560
Marker Therapeutics, Inc. (a)(b)	204,705	393,034
MediciNova, Inc. (a)(b)	287,549	1,659,158
MEI Pharma, Inc. (a)(b)	740,902	2,393,113
MeiraGTx Holdings PLC (a)	144,601	2,072,132
Mersana Therapeutics, Inc. (a)	359,292	6,848,106
Metacrine, Inc. (b)	44,825	436,147
Minerva Neurosciences, Inc. (a)	236,704	755,086
Mirati Therapeutics, Inc. (a)	288,125	59,160,706
Mirum Pharmaceuticals, Inc. (a)(b)	37,811	685,135
Molecular Templates, Inc. (a)	172,397	1,973,946
Morphic Holding, Inc. (a)(b)	96,586	3,251,085
Mustang Bio, Inc. (a)(b)	335,300	1,398,201
Myriad Genetics, Inc. (a)	476,331	13,122,919
NantKwest, Inc. (a)(b)	213,294	4,025,924
Natera, Inc. (a)	509,357	54,317,830
Neoleukin Therapeutics, Inc. (a)(b)	215,725	2,718,135
Neubase Therapeutics, Inc. (a)(b)	115,626	1,057,978
Neurobo Pharmaceuticals, Inc. (a)(b)	26,623	136,310
NextCure, Inc. (a)	105,289	1,220,300
Nkarta, Inc. (a)	109,445	4,340,589
Novavax, Inc. (a)(b)	414,883	91,664,250
Nurix Therapeutics, Inc. (a)(b)	78,725	2,864,016
Nymox Pharmaceutical Corp. (a)(b)	249,372	595,999
OncoCyte Corp. (a)(b)	421,052	2,155,786
Oncorus, Inc. (a)	46,490	1,034,403
Oncternal Therapeutics, Inc. rights (a)(c)	4,336	0
Opko Health, Inc. (a)(b)	2,684,239	14,521,733
Organogenesis Holdings, Inc. Class A (a)	164,001	1,715,450
Orgenesis, Inc. (a)(b)	112,470	732,180
ORIC Pharmaceuticals, Inc. (a)(b)	149,502	4,383,399
Ovid Therapeutics, Inc. (a)(b)	311,359	874,919
Oyster Point Pharma, Inc. (a)(b)	36,786	690,473
Pandion Therapeutics, Inc. (a)(b)	50,565	910,170
Passage Bio, Inc. (b)	167,252	3,120,922
PhaseBio Pharmaceuticals, Inc. (a)(b)	102,731	395,514
Pieris Pharmaceuticals, Inc. (a)	355,382	902,670
PMV Pharmaceuticals, Inc.	92,277	3,150,337
Poseida Therapeutics, Inc. (a)(b)	89,756	780,877
Praxis Precision Medicines, Inc.	74,770	3,805,045
Precigen, Inc. (a)(b)	444,775	3,780,588
Precision BioSciences, Inc. (a)(b)	312,372	3,785,949
Prelude Therapeutics, Inc. (b)	62,446	4,055,868
Protagonist Therapeutics, Inc. (a)	214,955	4,451,718
Protara Therapeutics, Inc. (a)	25,165	452,467
Prothena Corp. PLC (a)	209,113	2,344,157
PTC Therapeutics, Inc. (a)	415,098	24,000,966
Puma Biotechnology, Inc. (a)(b)	208,979	2,453,413
Radius Health, Inc. (a)	306,757	5,736,356
RAPT Therapeutics, Inc. (a)(b)	72,580	1,445,794
Recro Pharma, Inc. (a)	124,962	391,131
REGENXBIO, Inc. (a)	228,517	9,444,608
Relay Therapeutics, Inc. (a)(b)	216,402	10,729,211
Replimune Group, Inc. (a)	160,033	6,209,280
Revolution Medicines, Inc. (b)	259,931	10,953,492
Rhythm Pharmaceuticals, Inc. (a)(b)	225,702	6,926,794
Rigel Pharmaceuticals, Inc. (a)	1,167,513	4,249,747
Rocket Pharmaceuticals, Inc. (a)(b)	229,641	12,648,626
Rubius Therapeutics, Inc. (a)(b)	238,178	2,850,991
Sangamo Therapeutics, Inc. (a)	777,592	10,621,907
Savara, Inc. (a)(b)	286,825	438,842
Scholar Rock Holding Corp. (a)	172,871	10,313,484
Selecta Biosciences, Inc. (a)(b)	465,449	1,861,796
Seres Therapeutics, Inc. (a)(b)	372,685	8,851,269
Shattuck Labs, Inc.	88,974	4,414,000
Soleno Therapeutics, Inc. (a)	399,189	782,410
Solid Biosciences, Inc. (a)	191,655	1,249,591
Sorrento Therapeutics, Inc. (a)(b)	1,687,035	21,357,863
Spectrum Pharmaceuticals, Inc. (a)	957,216	3,436,405
Spero Therapeutics, Inc. (a)(b)	143,305	2,595,254
Springworks Therapeutics, Inc. (a)	162,149	13,508,633
Spruce Biosciences, Inc.	47,760	990,065
SQZ Biotechnologies Co.	31,151	749,805
Stoke Therapeutics, Inc. (a)(b)	82,926	5,065,120
Sutro Biopharma, Inc. (a)	188,353	4,172,019
Syndax Pharmaceuticals, Inc. (a)	184,495	3,697,280
Syros Pharmaceuticals, Inc. (a)	280,012	3,064,731
Taysha Gene Therapies, Inc. (b)	58,860	1,530,360
TCR2 Therapeutics, Inc. (a)	170,491	4,386,733
TG Therapeutics, Inc. (a)	775,815	37,448,590
Tobira Therapeutics, Inc. rights (a)(c)	9,663	86,967
Translate Bio, Inc. (a)(b)	461,042	11,009,683
Travere Therapeutics, Inc. (a)	330,324	8,340,681
Turning Point Therapeutics, Inc. (a)	250,365	31,418,304
Twist Bioscience Corp. (a)	220,487	36,278,931
Tyme Technologies, Inc. (a)(b)	458,191	788,089
Ultragenyx Pharmaceutical, Inc. (a)	421,949	58,477,912
UNITY Biotechnology, Inc. (a)(b)	238,332	1,424,034
UroGen Pharma Ltd. (a)(b)	131,192	2,895,407
Vanda Pharmaceuticals, Inc. (a)	362,402	5,196,845
Vaxart, Inc. (a)(b)	355,517	4,259,094
Vaxcyte, Inc. (b)	122,328	3,000,706
VBI Vaccines, Inc. (a)(b)	1,219,306	3,974,938
Veracyte, Inc. (a)(b)	386,315	21,904,061
Verastem, Inc. (a)	1,156,054	2,254,305
Vericel Corp. (a)	307,518	12,691,268
Viela Bio, Inc. (a)(b)	144,895	5,024,959
Viking Therapeutics, Inc. (a)(b)	431,747	3,156,071
Vir Biotechnology, Inc. (a)(b)	360,989	23,298,230
Voyager Therapeutics, Inc. (a)(b)	176,319	1,331,208
vTv Therapeutics, Inc. Class A (a)(b)	76,338	155,730
X4 Pharmaceuticals, Inc. (a)	110,189	860,576
Xbiotech, Inc. (a)	95,586	1,790,326
Xencor, Inc. (a)	370,977	16,972,198
XOMA Corp. (a)(b)	40,295	1,459,485
Y-mAbs Therapeutics, Inc. (a)(b)	203,523	8,550,001
Zentalis Pharmaceuticals, Inc. (b)	193,905	7,440,135
ZIOPHARM Oncology, Inc. (a)(b)	1,403,444	5,206,777
		1,991,152,999
Health Care Equipment & Supplies - 3.3%
Accelerate Diagnostics, Inc. (a)(b)	214,034	2,195,989
Accuray, Inc. (a)	604,674	2,987,090
Acutus Medical, Inc. (a)	67,984	1,760,106
Alphatec Holdings, Inc. (a)	373,020	5,550,538
Angiodynamics, Inc. (a)	245,682	4,604,081
Antares Pharma, Inc. (a)	1,123,566	4,921,219
Apyx Medical Corp. (a)(b)	205,895	1,912,765
Aspira Women's Health, Inc. (a)(b)	540,209	4,818,664
Atricure, Inc. (a)	294,416	17,143,844
Atrion Corp.	9,460	6,162,906
Avanos Medical, Inc. (a)	320,843	14,534,188
AxoGen, Inc. (a)	247,144	4,287,948
Axonics Modulation Technologies, Inc. (a)(b)	204,663	10,581,077
Bellerophon Therapeutics, Inc. (a)	23,780	164,558
Beyond Air, Inc. (a)(b)	96,670	572,286
BioLife Solutions, Inc. (a)	97,993	3,715,895
BioSig Technologies, Inc. (a)	155,644	689,503
Cantel Medical Corp.	255,223	20,154,960
Cardiovascular Systems, Inc. (a)	264,512	11,900,395
Cerus Corp. (a)	1,113,824	7,340,100
Chembio Diagnostics, Inc. (a)(b)	133,570	880,226
Co.-Diagnostics, Inc. (a)(b)	182,387	2,341,849
CONMED Corp.	182,631	20,436,409
Cryolife, Inc. (a)(b)	252,573	6,044,072
CryoPort, Inc. (a)(b)	235,728	16,076,650
Cutera, Inc. (a)	116,311	2,815,889
CytoSorbents Corp. (a)(b)	280,958	2,947,249
Eargo, Inc. (a)(b)	54,490	2,865,084
Electromed, Inc. (a)	56,103	557,664
Fonar Corp. (a)	39,553	704,834
Genmark Diagnostics, Inc. (a)	472,834	6,529,838
Glaukos Corp. (a)(b)	286,737	25,430,705
Heska Corp. (a)(b)	46,719	7,818,892
Inari Medical, Inc.	52,246	4,985,313
Inogen, Inc. (a)	123,402	6,038,060
Integer Holdings Corp. (a)	219,410	16,192,458
Intersect ENT, Inc. (a)	218,622	4,912,436
IntriCon Corp. (a)	53,896	987,914
Invacare Corp. (b)	228,864	2,142,167
IRadimed Corp. (a)(b)	37,484	927,354
iRhythm Technologies, Inc. (a)	194,550	32,766,111
Lantheus Holdings, Inc. (a)	442,843	7,205,056
Lantheus Holdings, Inc. rights (a)(c)	524,619	5
LeMaitre Vascular, Inc. (b)	112,424	5,403,097
LENSAR, Inc. (a)	53,817	376,181
LivaNova PLC (a)	328,155	20,640,950
Meridian Bioscience, Inc. (a)	287,398	6,351,496
Merit Medical Systems, Inc. (a)	364,791	19,753,433
Mesa Laboratories, Inc. (b)	31,678	8,779,241
Milestone Scientific, Inc. (a)(b)	287,669	811,227
Misonix, Inc. (a)	72,291	994,724
Natus Medical, Inc. (a)	223,893	5,456,272
Nemaura Medical, Inc. (a)(b)	45,588	193,749
Neogen Corp. (a)	353,798	28,611,644
Nevro Corp. (a)	228,348	36,944,423
NuVasive, Inc. (a)	344,192	18,496,878
OraSure Technologies, Inc. (a)	478,792	7,292,002
Orthofix International NV (a)	124,650	5,037,107
OrthoPediatrics Corp. (a)(b)	87,696	4,049,801
Outset Medical, Inc.	66,966	3,470,848
PAVmed, Inc. (a)(b)	243,856	499,905
Pulmonx Corp.	78,517	4,453,484
Pulse Biosciences, Inc. (a)	92,405	3,155,631
Pulse Biosciences, Inc. warrants 5/14/25 (a)(b)	1,989	54,991
Quotient Ltd. (a)(b)	483,992	2,932,992
Repro Medical Systems, Inc. (a)	190,362	769,062
Retractable Technologies, Inc. (a)(b)	93,977	1,512,090
Rockwell Medical Technologies, Inc. (a)(b)	459,463	551,356
Seaspine Holdings Corp. (a)	174,458	2,836,687
Shockwave Medical, Inc. (a)(b)	192,588	22,347,912
SI-BONE, Inc. (a)	195,662	5,728,983
Sientra, Inc. (a)(b)	316,577	1,484,746
Silk Road Medical, Inc. (a)(b)	184,682	10,070,709
Soliton, Inc. (a)	47,003	510,453
Staar Surgical Co. (a)	309,368	31,734,969
Stereotaxis, Inc. (a)	277,384	1,334,217
Surgalign Holdings, Inc. (a)	391,522	657,757
SurModics, Inc. (a)	87,685	3,989,668
Tactile Systems Technology, Inc. (a)(b)	123,452	6,734,307
Tela Bio, Inc. (a)	45,629	652,495
TransMedics Group, Inc. (a)	168,718	3,843,396
Utah Medical Products, Inc.	21,647	1,876,145
Vapotherm, Inc. (a)(b)	134,033	4,630,840
Varex Imaging Corp. (a)(b)	252,577	4,889,891
Venus Concept, Inc. (a)	132,927	252,561
ViewRay, Inc. (a)	749,339	3,327,065
VolitionRx Ltd. (a)	185,301	854,238
Zynex, Inc. (a)(b)	128,764	2,326,765
		594,280,735
Health Care Providers & Services - 2.8%
1Life Healthcare, Inc. (a)	528,458	26,739,975
AdaptHealth Corp. (a)	169,470	6,485,617
Addus HomeCare Corp. (a)	100,269	11,285,276
AMN Healthcare Services, Inc. (a)	313,494	22,609,187
Apollo Medical Holdings, Inc. (a)	134,310	2,954,820
Avalon GloboCare Corp. (a)(b)	173,089	214,630
Biodesix, Inc. (a)(b)	21,079	509,690
BioTelemetry, Inc. (a)(b)	226,480	16,184,261
Brookdale Senior Living, Inc. (a)	1,230,524	6,078,789
Castle Biosciences, Inc. (a)(b)	81,411	5,440,697
Community Health Systems, Inc. (a)	574,790	5,357,043
Corvel Corp. (a)	59,010	5,831,368
Covetrus, Inc. (a)	782,618	26,663,795
Cross Country Healthcare, Inc. (a)	236,844	2,074,753
Enzo Biochem, Inc. (a)	288,718	814,185
Exagen, Inc. (a)	31,779	498,930
Five Star Senior Living, Inc. (a)	126,343	913,460
Fulgent Genetics, Inc. (a)(b)	91,985	10,163,423
Hanger, Inc. (a)	248,859	5,099,121
HealthEquity, Inc. (a)	506,394	42,309,219
InfuSystems Holdings, Inc. (a)	103,521	1,824,040
LHC Group, Inc. (a)(b)	204,284	40,697,458
Magellan Health Services, Inc. (a)	160,874	15,118,939
MEDNAX, Inc. (a)	499,037	13,608,739
Modivcare, Inc. (a)	82,013	13,004,801
National Healthcare Corp.	81,446	5,216,616
National Research Corp. Class A	87,434	3,960,760
Ontrak, Inc. (a)(b)	54,399	4,313,297
Option Care Health, Inc. (a)	295,321	5,457,532
Owens & Minor, Inc.	489,518	14,235,183
Patterson Companies, Inc.	570,274	18,066,280
Pennant Group, Inc. (a)	172,210	9,259,732
PetIQ, Inc. Class A (a)(b)	144,356	5,003,379
Progenity, Inc. (b)	21,477	147,762
Progyny, Inc. (a)	179,590	8,399,424
R1 RCM, Inc. (a)	730,799	18,438,059
RadNet, Inc. (a)	290,886	5,209,768
Select Medical Holdings Corp. (a)	729,476	18,747,533
Sharps Compliance Corp. (a)	104,748	1,384,769
Surgery Partners, Inc. (a)	151,233	5,637,966
Tenet Healthcare Corp. (a)	702,745	33,218,756
The Ensign Group, Inc.	347,791	27,225,079
The Joint Corp. (a)	94,086	3,060,618
Tivity Health, Inc. (a)	291,840	6,580,992
Triple-S Management Corp. (a)(b)	152,033	3,562,133
U.S. Physical Therapy, Inc.	85,238	10,257,541
Viemed Healthcare, Inc. (a)	239,305	2,004,267
		491,869,662
Health Care Technology - 1.3%
Accolade, Inc. (a)(b)	88,464	4,484,240
Allscripts Healthcare Solutions, Inc. (a)	1,059,181	17,476,487
Computer Programs & Systems, Inc.	86,736	2,669,734
Evolent Health, Inc. (a)	508,506	8,680,197
Health Catalyst, Inc. (a)(b)	227,198	11,287,197
HealthStream, Inc. (a)	171,718	3,997,595
HMS Holdings Corp. (a)	592,929	21,831,646
iCAD, Inc. (a)	136,801	2,078,007
Inovalon Holdings, Inc. Class A (a)	500,329	12,208,028
Inspire Medical Systems, Inc. (a)	176,498	35,566,112
NantHealth, Inc. (a)(b)	188,823	796,833
Nextgen Healthcare, Inc. (a)	377,754	7,471,974
Omnicell, Inc. (a)	285,910	33,680,198
OptimizeRx Corp. (a)(b)	102,573	4,630,145
Phreesia, Inc. (a)	224,472	14,655,777
Schrodinger, Inc.	202,905	18,328,409
Simulations Plus, Inc.	94,593	7,486,090
Tabula Rasa HealthCare, Inc. (a)(b)	141,768	8,051,005
Vocera Communications, Inc. (a)	218,912	9,621,182
		225,000,856
Life Sciences Tools & Services - 0.9%
Champions Oncology, Inc. (a)	48,019	527,249
ChromaDex, Inc. (a)(b)	278,211	1,318,720
Codexis, Inc. (a)	360,893	8,405,198
Fluidigm Corp. (a)(b)	503,490	3,262,615
Harvard Bioscience, Inc. (a)	242,145	1,123,553
Luminex Corp.	289,341	8,127,589
Medpace Holdings, Inc. (a)	186,209	24,726,693
Nanostring Technologies, Inc. (a)	297,748	20,851,292
NeoGenomics, Inc. (a)	706,069	37,435,778
Pacific Biosciences of California, Inc. (a)	1,190,731	38,520,148
Personalis, Inc. (a)	163,493	6,289,576
Quanterix Corp. (a)	141,935	9,188,872
		159,777,283
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc. (a)	533,398	1,173,476
Aerie Pharmaceuticals, Inc. (a)(b)	248,991	4,280,155
Agile Therapeutics, Inc. (a)(b)	466,487	1,315,493
Amneal Pharmaceuticals, Inc. (a)	659,652	3,172,926
Amphastar Pharmaceuticals, Inc. (a)(b)	245,599	4,464,990
ANI Pharmaceuticals, Inc. (a)	62,152	1,773,818
Aquestive Therapeutics, Inc. (a)(b)	134,495	711,479
Arvinas Holding Co. LLC (a)	232,422	17,533,916
AstraZeneca PLC rights (a)(c)	1,000	0
Atea Pharmaceuticals, Inc. (b)	97,642	7,127,866
Athira Pharma, Inc.	88,283	1,882,194
Avenue Therapeutics, Inc. (a)(b)	43,493	257,479
Axsome Therapeutics, Inc. (a)(b)	185,298	12,616,941
Aytu BioScience, Inc. (a)(b)	25,634	183,027
Biodelivery Sciences International, Inc. (a)	611,076	2,352,643
Cara Therapeutics, Inc. (a)	281,137	5,257,262
Cassava Sciences, Inc. (a)(b)	221,022	4,380,656
Cerecor, Inc. (a)	226,949	714,889
Chiasma, Inc. (a)(b)	341,215	1,351,211
Collegium Pharmaceutical, Inc. (a)(b)	232,835	5,620,637
Corcept Therapeutics, Inc. (a)	657,666	18,585,641
CorMedix, Inc. (a)(b)	221,667	1,939,586
CymaBay Therapeutics, Inc. (a)	470,018	2,514,596
Durect Corp. (a)	1,355,197	2,791,706
Eloxx Pharmaceuticals, Inc. (a)	175,262	602,901
Endo International PLC (a)	1,521,857	11,079,119
Eton Pharmaceuticals, Inc. (a)(b)	114,227	1,018,905
Evofem Biosciences, Inc. (a)(b)	511,092	1,344,172
Evolus, Inc. (a)(b)	142,334	962,178
Fulcrum Therapeutics, Inc. (a)(b)	95,796	1,059,504
Graybug Vision, Inc. (b)	44,756	1,371,771
Harmony Biosciences Holdings, Inc. (a)	41,109	1,474,169
Harrow Health, Inc. (a)	152,996	1,376,964
IMARA, Inc. (b)	52,057	677,782
Innoviva, Inc. (a)	424,262	5,095,387
Intra-Cellular Therapies, Inc. (a)(b)	448,412	14,416,446
Kala Pharmaceuticals, Inc. (a)(b)	278,230	2,067,249
Kaleido Biosciences, Inc. (a)(b)	82,432	1,232,358
Lannett Co., Inc. (a)(b)	213,698	1,656,160
Liquidia Technologies, Inc. (a)	183,159	501,856
Lyra Therapeutics, Inc. (b)	44,664	472,098
Marinus Pharmaceuticals, Inc. (a)(b)	167,452	2,081,428
NGM Biopharmaceuticals, Inc. (a)(b)	160,405	4,115,992
Ocular Therapeutix, Inc. (a)(b)	465,565	8,450,005
Odonate Therapeutics, Inc. (a)(b)	103,934	2,401,915
Omeros Corp. (a)(b)	397,464	7,734,649
OptiNose, Inc. (a)(b)	229,842	914,771
Osmotica Pharmaceuticals PLC (a)(b)	83,378	347,686
Pacira Biosciences, Inc. (a)	287,227	18,979,960
Paratek Pharmaceuticals, Inc. (a)(b)	306,819	1,991,255
Phathom Pharmaceuticals, Inc. (a)	72,326	2,784,551
Phibro Animal Health Corp. Class A	133,100	2,760,494
Pliant Therapeutics, Inc. (b)	69,567	1,712,044
Prestige Brands Holdings, Inc. (a)	334,573	13,382,920
Provention Bio, Inc. (a)	316,245	4,354,694
Relmada Therapeutics, Inc. (a)(b)	96,128	3,141,463
Revance Therapeutics, Inc. (a)	426,001	10,837,465
Satsuma Pharmaceuticals, Inc. (a)	53,001	308,466
scPharmaceuticals, Inc. (a)(b)	37,401	237,122
SIGA Technologies, Inc. (a)	347,341	2,243,823
Strongbridge Biopharma PLC (a)	278,122	750,929
Supernus Pharmaceuticals, Inc. (a)	327,667	9,630,133
Tarsus Pharmaceuticals, Inc. (a)(b)	42,479	1,601,458
TherapeuticsMD, Inc. (a)(b)	1,752,792	2,892,107
Theravance Biopharma, Inc. (a)(b)	311,268	5,802,036
Tricida, Inc. (a)	184,859	1,216,372
Verrica Pharmaceuticals, Inc. (a)(b)	75,720	889,710
Vyne Therapeutics, Inc. (a)(b)	962,916	1,906,574
WAVE Life Sciences (a)(b)	223,663	2,274,653
Xeris Pharmaceuticals, Inc. (a)	313,653	1,593,357
Zogenix, Inc. (a)(b)	373,227	7,076,384
		272,826,022

TOTAL HEALTH CARE		3,734,907,557

INDUSTRIALS - 15.2%
Aerospace & Defense - 0.8%
AAR Corp.	225,424	7,562,975
Aerojet Rocketdyne Holdings, Inc.	486,689	25,327,296
AeroVironment, Inc. (a)	146,246	16,784,653
Astronics Corp. (a)	158,890	1,979,769
Cubic Corp.	212,095	12,975,972
Ducommun, Inc. (a)	74,311	3,666,505
Kaman Corp.	183,705	9,251,384
Kratos Defense & Security Solutions, Inc. (a)(b)	821,289	21,797,010
Maxar Technologies, Inc.	411,609	17,234,069
Moog, Inc. Class A	199,863	14,763,880
National Presto Industries, Inc.	33,524	2,997,381
PAE, Inc. (a)	394,800	3,276,840
Park Aerospace Corp.	115,953	1,539,856
Parsons Corp. (a)	150,342	5,361,196
Triumph Group, Inc.	348,675	3,776,150
Vectrus, Inc. (a)	77,498	3,983,397
		152,278,333
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	397,015	10,088,151
Atlas Air Worldwide Holdings, Inc. (a)	174,126	9,023,209
Echo Global Logistics, Inc. (a)	177,974	4,686,055
Forward Air Corp.	184,195	13,204,940
Hub Group, Inc. Class A (a)	218,941	11,522,865
Radiant Logistics, Inc. (a)	267,947	1,554,093
		50,079,313
Airlines - 0.3%
Allegiant Travel Co. (b)	87,678	15,912,680
Hawaiian Holdings, Inc.	301,973	5,909,612
Mesa Air Group, Inc. (a)	198,715	1,297,609
SkyWest, Inc.	329,824	12,859,838
Spirit Airlines, Inc. (a)	658,787	17,088,935
		53,068,674
Building Products - 1.6%
AAON, Inc.	276,122	20,433,028
Advanced Drain Systems, Inc.	379,486	31,300,005
Alpha PRO Tech Ltd. (a)(b)	85,278	1,217,770
American Woodmark Corp. (a)	113,480	9,817,155
Apogee Enterprises, Inc.	173,112	6,076,231
Builders FirstSource, Inc. (a)	1,372,218	52,487,339
Caesarstone Sdot-Yam Ltd.	146,279	1,840,190
Cornerstone Building Brands, Inc. (a)(b)	296,415	3,373,203
CSW Industrials, Inc.	92,091	10,730,443
Gibraltar Industries, Inc. (a)	219,855	19,705,604
Griffon Corp.	293,690	6,596,277
Insteel Industries, Inc.	122,127	3,082,485
Jeld-Wen Holding, Inc. (a)	455,119	11,828,543
Masonite International Corp. (a)	163,819	16,299,991
PGT Innovations, Inc. (a)	387,396	8,022,971
Quanex Building Products Corp.	224,444	4,935,524
Resideo Technologies, Inc. (a)	949,469	21,932,734
Simpson Manufacturing Co. Ltd.	293,134	26,968,328
UFP Industries, Inc.	401,933	21,680,266
		278,328,087
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	450,914	16,566,580
ACCO Brands Corp.	622,571	5,036,599
Brady Corp. Class A	317,986	14,598,737
BrightView Holdings, Inc. (a)	280,726	3,980,695
Casella Waste Systems, Inc. Class A (a)	330,513	18,918,564
CECO Environmental Corp. (a)	201,199	1,394,309
Cimpress PLC (a)(b)	119,843	10,952,452
CompX International, Inc. Class A	9,148	127,615
CoreCivic, Inc.	794,999	5,652,443
Covanta Holding Corp.	793,639	11,229,992
Deluxe Corp.	279,465	9,471,069
Ennis, Inc.	173,525	3,158,155
Harsco Corp. (a)	528,368	8,786,760
Healthcare Services Group, Inc.	503,217	16,314,295
Heritage-Crystal Clean, Inc. (a)	103,794	2,252,330
Herman Miller, Inc.	397,012	13,597,661
HNI Corp.	286,404	9,239,393
IBEX Ltd. (a)	32,460	597,913
Interface, Inc.	392,465	3,940,349
KAR Auction Services, Inc.	865,958	15,985,585
Kimball International, Inc. Class B	243,538	2,944,374
Knoll, Inc.	334,005	4,996,715
Matthews International Corp. Class A	204,113	6,231,570
McGrath RentCorp.	162,637	11,350,436
Montrose Environmental Group, Inc. (a)	76,105	2,814,363
NL Industries, Inc.	33,027	148,952
PICO Holdings, Inc. (a)	105,368	906,165
Pitney Bowes, Inc.	1,166,779	10,897,716
Quad/Graphics, Inc.	207,746	972,251
SP Plus Corp. (a)	154,118	4,469,422
Steelcase, Inc. Class A	578,249	7,476,760
Team, Inc. (a)	202,630	2,001,984
Tetra Tech, Inc.	362,511	44,070,462
The Brink's Co.	331,386	22,577,328
U.S. Ecology, Inc.	212,127	7,000,191
UniFirst Corp.	101,606	21,621,757
Viad Corp. (b)	135,420	4,671,990
VSE Corp.	56,314	1,948,464
		328,902,396
Construction & Engineering - 1.4%
Aegion Corp. (a)	200,957	3,691,580
Ameresco, Inc. Class A (a)(b)	168,058	9,426,373
API Group Corp. (a)(d)	944,272	16,911,912
Arcosa, Inc.	326,841	18,234,459
Argan, Inc.	97,884	4,231,525
Comfort Systems U.S.A., Inc.	242,406	13,436,565
Concrete Pumping Holdings, Inc. (a)	171,715	937,564
Construction Partners, Inc. Class A (a)	178,873	5,083,571
Dycom Industries, Inc. (a)	206,612	16,764,498
EMCOR Group, Inc.	364,384	32,175,107
Fluor Corp. (b)	944,848	16,336,422
Granite Construction, Inc.	312,993	9,267,723
Great Lakes Dredge & Dock Corp. (a)	433,858	5,913,485
HC2 Holdings, Inc. (a)	373,973	1,305,166
IES Holdings, Inc. (a)	56,360	2,563,253
MasTec, Inc. (a)	380,881	29,384,969
Matrix Service Co. (a)	178,549	2,105,093
MYR Group, Inc. (a)	114,550	6,370,126
Northwest Pipe Co. (a)	65,161	1,971,120
NV5 Global, Inc. (a)(b)	74,511	6,507,046
Primoris Services Corp.	324,426	9,442,419
Sterling Construction Co., Inc. (a)	189,328	3,875,544
Tutor Perini Corp. (a)	274,854	4,095,325
Willscot Mobile Mini Holdings (a)	1,082,419	25,664,154
		245,694,999
Electrical Equipment - 2.2%
Allied Motion Technologies, Inc.	48,775	2,207,069
American Superconductor Corp. (a)	185,538	4,586,499
Atkore International Group, Inc. (a)	318,200	14,115,352
AZZ, Inc.	174,161	8,288,322
Bloom Energy Corp. Class A (a)(b)	597,483	20,858,132
Encore Wire Corp.	136,910	7,906,553
EnerSys	285,110	23,444,595
FuelCell Energy, Inc. (a)(b)	1,937,106	40,214,321
LSI Industries, Inc.	161,985	1,555,866
Orion Energy Systems, Inc. (a)	190,556	1,865,543
Plug Power, Inc. (a)(b)	2,676,227	169,057,231
Powell Industries, Inc.	59,643	1,709,965
Preformed Line Products Co.	19,004	1,221,767
Sunrun, Inc. (a)	1,012,392	70,128,394
Thermon Group Holdings, Inc. (a)	214,956	3,136,208
TPI Composites, Inc. (a)	207,798	12,449,178
Ultralife Corp. (a)	60,214	353,456
Vicor Corp. (a)(b)	130,983	11,335,269
		394,433,720
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	240,048	7,746,349
Machinery - 3.5%
Alamo Group, Inc.	66,652	9,303,953
Albany International Corp. Class A	206,622	14,364,361
Altra Industrial Motion Corp.	435,188	22,373,015
Astec Industries, Inc.	150,726	8,963,675
Barnes Group, Inc.	313,393	15,064,802
Blue Bird Corp. (a)	99,511	2,039,976
Chart Industries, Inc. (a)	243,425	29,237,777
CIRCOR International, Inc. (a)	133,885	4,280,303
Columbus McKinnon Corp. (NY Shares)	153,987	6,650,699
Douglas Dynamics, Inc.	148,864	6,073,651
Eastern Co.	33,226	782,140
Energy Recovery, Inc. (a)(b)	275,651	3,815,010
Enerpac Tool Group Corp. Class A	363,133	7,360,706
EnPro Industries, Inc.	137,859	9,952,041
ESCO Technologies, Inc.	171,378	16,294,620
Evoqua Water Technologies Corp. (a)	614,934	16,756,952
ExOne Co. (a)	91,435	2,536,407
Federal Signal Corp.	401,347	13,120,033
Franklin Electric Co., Inc.	308,913	21,444,740
Gencor Industries, Inc. (a)	52,691	674,972
Gorman-Rupp Co.	113,142	3,563,973
Graham Corp.	61,654	910,013
Greenbrier Companies, Inc.	216,056	7,816,906
Helios Technologies, Inc.	209,475	11,426,861
Hillenbrand, Inc.	497,677	20,454,525
Hurco Companies, Inc.	39,334	1,157,206
Hyster-Yale Materials Handling Class A	66,152	5,934,496
John Bean Technologies Corp.	210,410	24,382,311
Kadant, Inc.	77,130	11,025,734
Kennametal, Inc.	558,006	21,137,267
L.B. Foster Co. Class A (a)	66,475	1,007,096
Lindsay Corp.	72,856	10,187,454
Luxfer Holdings PLC sponsored	173,048	2,850,101
Lydall, Inc. (a)	115,234	3,468,543
Manitowoc Co., Inc. (a)	230,699	3,031,385
Mayville Engineering Co., Inc. (a)	41,436	580,104
Meritor, Inc. (a)	462,630	11,940,480
Miller Industries, Inc.	74,174	2,958,059
Mueller Industries, Inc.	373,495	12,754,854
Mueller Water Products, Inc. Class A	1,046,062	12,542,283
Navistar International Corp. (a)	335,195	14,748,580
NN, Inc. (a)	270,101	1,628,709
Omega Flex, Inc. (b)	19,212	3,554,220
Park-Ohio Holdings Corp.	57,087	1,609,283
Proto Labs, Inc. (a)(b)	180,013	38,126,753
RBC Bearings, Inc. (a)	165,407	27,677,553
REV Group, Inc.	175,596	1,813,907
Rexnord Corp.	806,883	30,548,590
SPX Corp. (a)	289,023	14,945,379
SPX Flow, Inc. (a)	288,101	15,260,710
Standex International Corp.	81,637	6,686,887
Tennant Co.	122,051	8,268,955
Terex Corp.	452,277	16,173,426
The Shyft Group, Inc.	234,001	7,066,830
TriMas Corp. (a)	276,038	8,736,603
Wabash National Corp.	354,413	5,652,887
Watts Water Technologies, Inc. Class A	184,063	22,100,444
Welbilt, Inc. (a)	873,105	11,271,786
		616,090,986
Marine - 0.2%
Costamare, Inc. (b)	332,534	2,660,272
Eagle Bulk Shipping, Inc. (a)(b)	43,869	858,516
Genco Shipping & Trading Ltd.	119,630	946,273
Matson, Inc.	287,414	17,187,357
Pangaea Logistics Solutions Ltd.	68,424	190,219
Safe Bulkers, Inc. (a)	310,194	539,738
Scorpio Bulkers, Inc.	62,197	1,001,994
SEACOR Holdings, Inc. (a)	129,196	5,392,641
		28,777,010
Professional Services - 1.2%
Acacia Research Corp. (a)	324,216	1,815,610
ASGN, Inc. (a)	342,376	28,386,394
Barrett Business Services, Inc.	51,187	3,227,340
BG Staffing, Inc.	63,246	798,165
CBIZ, Inc. (a)	345,254	8,945,531
CRA International, Inc.	50,616	2,693,277
Exponent, Inc.	345,584	28,538,327
Forrester Research, Inc. (a)	72,206	2,863,690
Franklin Covey Co. (a)	83,320	2,003,846
GP Strategies Corp. (a)	78,911	953,245
Heidrick & Struggles International, Inc.	129,540	3,777,386
Huron Consulting Group, Inc. (a)	152,564	8,079,789
ICF International, Inc.	122,384	9,439,478
Insperity, Inc.	241,391	18,946,780
Kelly Services, Inc. Class A (non-vtg.)	222,254	4,338,398
Kforce, Inc.	133,749	5,704,395
Korn Ferry	366,552	16,714,771
Mastech Digital, Inc. (a)	25,350	413,459
MISTRAS Group, Inc. (a)	116,274	803,453
Red Violet, Inc. (a)	44,938	1,006,611
Resources Connection, Inc.	201,131	2,321,052
TriNet Group, Inc. (a)	277,157	20,540,105
TrueBlue, Inc. (a)	233,797	4,346,286
Upwork, Inc. (a)	625,497	25,926,851
Willdan Group, Inc. (a)	70,280	3,140,813
		205,725,052
Road & Rail - 0.5%
ArcBest Corp.	170,781	7,915,699
Avis Budget Group, Inc. (a)(b)	353,182	14,600,544
Covenant Transport Group, Inc. Class A (a)	72,826	1,098,944
Daseke, Inc. (a)	308,965	1,625,156
Heartland Express, Inc.	320,642	6,018,450
Marten Transport Ltd.	399,686	6,335,023
P.A.M. Transportation Services, Inc. (a)	10,921	564,070
Saia, Inc. (a)	177,280	31,334,240
U.S. Xpress Enterprises, Inc. (a)	151,071	1,019,729
Universal Logistics Holdings, Inc.	52,368	1,110,202
Werner Enterprises, Inc.	408,592	16,033,150
		87,655,207
Trading Companies & Distributors - 1.3%
Alta Equipment Group, Inc. (a)	117,416	1,114,278
Applied Industrial Technologies, Inc.	260,460	18,333,779
Beacon Roofing Supply, Inc. (a)	367,813	14,627,923
Boise Cascade Co.	265,481	12,644,860
CAI International, Inc.	112,373	3,648,751
DXP Enterprises, Inc. (a)	105,273	2,441,281
EVI Industries, Inc. (a)(b)	34,010	1,221,299
GATX Corp. (b)	232,779	21,601,891
General Finance Corp. (a)	69,731	514,615
GMS, Inc. (a)	281,513	8,161,062
H&E Equipment Services, Inc.	215,111	5,911,250
Herc Holdings, Inc. (a)	164,615	10,532,068
Lawson Products, Inc. (a)	28,536	1,415,100
MRC Global, Inc. (a)	530,350	3,664,719
Nesco Holdings, Inc. Class A (a)	92,773	706,930
NOW, Inc. (a)	738,215	6,119,802
Rush Enterprises, Inc.:
Class A	297,358	12,486,062
Class B	22,522	872,277
SiteOne Landscape Supply, Inc. (a)	295,965	46,667,761
Systemax, Inc.	85,725	3,294,412
Textainer Group Holdings Ltd. (a)	336,281	6,090,049
Titan Machinery, Inc. (a)	135,475	2,885,618
Transcat, Inc. (a)	45,542	1,665,471
Triton International Ltd.	407,766	18,895,876
Veritiv Corp. (a)	86,735	1,588,985
WESCO International, Inc. (a)	331,131	25,202,380
Willis Lease Finance Corp. (a)	18,852	522,577
		232,831,076

TOTAL INDUSTRIALS		2,681,611,202

INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 0.9%
Acacia Communications, Inc. (a)	261,481	29,913,426
ADTRAN, Inc.	322,463	5,546,364
Applied Optoelectronics, Inc. (a)(b)	143,629	1,581,355
CalAmp Corp. (a)	226,749	2,269,757
Calix Networks, Inc. (a)	358,340	10,821,868
Cambium Networks Corp. (a)	40,092	1,473,381
Casa Systems, Inc. (a)	206,229	1,590,026
Clearfield, Inc. (a)	79,688	2,495,828
Comtech Telecommunications Corp.	163,159	3,481,813
Digi International, Inc. (a)	194,211	3,587,077
DZS, Inc. (a)	78,759	1,212,889
Extreme Networks, Inc. (a)	812,075	6,569,687
Genasys, Inc. (a)(b)	228,657	1,701,208
Harmonic, Inc. (a)	648,853	5,035,099
Infinera Corp. (a)(b)	1,103,159	10,866,116
Inseego Corp. (a)(b)	471,414	8,655,161
KVH Industries, Inc. (a)	108,307	1,354,921
NETGEAR, Inc. (a)(b)	202,199	8,369,017
NetScout Systems, Inc. (a)	472,625	13,817,192
PC-Tel, Inc.	121,335	893,026
Plantronics, Inc. (b)	232,772	7,383,528
Resonant, Inc. (a)(b)	367,603	2,084,309
Ribbon Communications, Inc. (a)	471,054	3,443,405
Viavi Solutions, Inc. (a)	1,533,835	23,697,751
		157,844,204
Electronic Equipment & Components - 2.1%
Akoustis Technologies, Inc. (a)(b)	228,653	3,448,087
Arlo Technologies, Inc. (a)	536,791	4,514,412
Badger Meter, Inc.	196,294	18,002,123
Bel Fuse, Inc. Class B (non-vtg.)	63,001	918,555
Belden, Inc.	293,631	13,871,128
Benchmark Electronics, Inc.	241,958	6,128,796
CTS Corp.	213,982	6,526,451
Daktronics, Inc.	219,107	1,051,714
ePlus, Inc. (a)	89,060	7,484,602
Fabrinet (a)	246,975	19,496,207
FARO Technologies, Inc. (a)	119,112	8,405,734
II-VI, Inc. (a)(b)	691,373	58,123,728
Insight Enterprises, Inc. (a)	233,259	17,751,010
Intellicheck, Inc. (a)	123,426	1,429,273
Iteris, Inc. (a)	267,551	1,741,757
Itron, Inc. (a)(b)	269,328	23,167,595
Kimball Electronics, Inc. (a)	158,679	3,041,876
Knowles Corp. (a)	598,406	11,543,252
Luna Innovations, Inc. (a)	203,265	2,160,707
Methode Electronics, Inc. Class A	245,380	9,263,095
MTS Systems Corp.	130,049	7,613,068
Napco Security Technolgies, Inc. (a)(b)	79,194	2,052,708
nLIGHT, Inc. (a)	237,850	7,535,088
Novanta, Inc. (a)	229,733	28,698,246
OSI Systems, Inc. (a)	114,110	10,272,182
Par Technology Corp. (a)(b)	128,323	7,989,390
PC Connection, Inc.	72,954	3,581,312
Plexus Corp. (a)	192,725	14,824,407
Powerfleet, Inc. (a)	187,643	1,332,265
Research Frontiers, Inc. (a)	179,340	727,224
Rogers Corp. (a)(b)	125,390	19,569,617
Sanmina Corp. (a)	428,989	13,341,558
ScanSource, Inc. (a)	166,583	4,029,643
TTM Technologies, Inc. (a)	664,607	8,912,380
Vishay Intertechnology, Inc.	890,550	19,191,353
Vishay Precision Group, Inc. (a)	82,671	2,644,645
Wrap Technologies, Inc. (a)(b)	90,401	502,630
		370,887,818
IT Services - 1.9%
BM Technologies, Inc.	30,744	400,656
Brightcove, Inc. (a)	273,576	4,500,325
Cardtronics PLC (a)	241,810	9,394,319
Cass Information Systems, Inc.	94,769	3,847,621
Conduent, Inc. (a)	1,107,929	5,340,218
CSG Systems International, Inc.	218,410	9,411,287
Endurance International Group Holdings, Inc. (a)	449,802	4,264,123
EVERTEC, Inc.	405,639	14,075,673
EVO Payments, Inc. Class A (a)	278,679	6,398,470
ExlService Holdings, Inc. (a)	223,786	17,159,910
GreenSky, Inc. Class A (a)	418,235	2,061,899
Grid Dynamics Holdings, Inc. (a)(b)	187,188	2,433,444
GTT Communications, Inc. (a)(b)	208,325	968,711
Hackett Group, Inc.	161,488	2,199,467
i3 Verticals, Inc. Class A (a)(b)	126,091	3,659,161
Information Services Group, Inc. (a)	234,292	827,051
International Money Express, Inc. (a)	205,731	2,937,839
KBR, Inc.	957,835	27,825,107
Limelight Networks, Inc. (a)	802,357	3,654,736
Liveramp Holdings, Inc. (a)	431,349	32,657,433
ManTech International Corp. Class A	182,902	16,404,480
Maximus, Inc.	409,804	30,759,888
MoneyGram International, Inc. (a)	419,511	3,217,649
NIC, Inc.	442,952	11,924,268
Paysign, Inc. (a)(b)	206,057	964,347
Perficient, Inc. (a)(b)	219,439	11,983,564
Perspecta, Inc.	934,180	27,044,511
PFSweb, Inc. (a)	97,514	669,921
Priority Technology Holdings, Inc. (a)	54,596	428,033
Rackspace Technology, Inc. (a)	229,468	5,303,005
Repay Holdings Corp. (a)	414,685	9,185,273
ServiceSource International, Inc. (a)	559,156	877,875
StarTek, Inc. (a)	105,268	920,042
Sykes Enterprises, Inc. (a)	257,326	9,930,210
Ttec Holdings, Inc.	124,636	9,419,989
Tucows, Inc. (a)	62,950	5,029,705
Unisys Corp. (a)	417,446	9,972,785
Verra Mobility Corp. (a)	903,975	11,570,880
Virtusa Corp. (a)	197,391	10,076,811
		329,700,686
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc.	255,975	26,257,916
Alpha & Omega Semiconductor Ltd. (a)	142,803	4,104,158
Ambarella, Inc. (a)	222,023	20,950,090
Amkor Technology, Inc.	669,586	10,391,975
Atomera, Inc. (a)(b)	121,858	3,499,762
Axcelis Technologies, Inc. (a)	224,374	7,682,566
AXT, Inc. (a)	269,711	2,786,115
Brooks Automation, Inc.	489,864	37,112,097
Ceva, Inc. (a)	147,589	8,676,757
CMC Materials, Inc.	195,052	28,733,110
Cohu, Inc.	277,191	11,276,130
CyberOptics Corp. (a)	47,163	1,140,873
Diodes, Inc. (a)	289,072	20,460,516
DSP Group, Inc. (a)	148,820	2,400,467
FormFactor, Inc. (a)	521,891	21,329,685
GSI Technology, Inc. (a)	94,909	681,447
Ichor Holdings Ltd. (a)	151,743	5,477,922
Impinj, Inc. (a)(b)	114,998	6,091,444
Lattice Semiconductor Corp. (a)	919,186	36,868,550
MACOM Technology Solutions Holdings, Inc. (a)	316,731	18,009,325
Maxeon Solar Technologies Ltd. (a)(b)	64,807	2,631,164
MaxLinear, Inc. Class A (a)	462,425	14,515,521
NeoPhotonics Corp. (a)	337,864	3,763,805
NVE Corp.	30,262	1,933,439
Onto Innovation, Inc. (a)	320,443	17,319,944
PDF Solutions, Inc. (a)	192,518	3,719,448
Photronics, Inc. (a)	420,640	4,669,104
Pixelworks, Inc. (a)	280,764	859,138
Power Integrations, Inc.	396,532	31,940,653
Rambus, Inc. (a)	760,756	14,450,560
Semtech Corp. (a)	433,489	30,756,045
Silicon Laboratories, Inc. (a)	290,558	38,112,493
SiTime Corp. (a)(b)	62,655	7,647,043
SMART Global Holdings, Inc. (a)	96,889	3,599,426
SunPower Corp. (a)(b)	515,665	27,851,067
Synaptics, Inc. (a)(b)	232,148	23,033,725
Ultra Clean Holdings, Inc. (a)	271,161	10,466,815
Veeco Instruments, Inc. (a)	328,697	6,067,747
		517,268,042
Software - 5.9%
8x8, Inc. (a)(b)	709,585	25,012,871
A10 Networks, Inc. (a)	411,645	4,087,635
ACI Worldwide, Inc. (a)	769,357	29,535,615
Agilysys, Inc. (a)	129,114	4,750,104
Alarm.com Holdings, Inc. (a)	321,094	29,836,054
Altair Engineering, Inc. Class A (a)(b)	292,081	16,336,090
American Software, Inc. Class A	196,811	3,780,739
AppFolio, Inc. (a)	110,326	16,858,916
Appian Corp. Class A (a)(b)	239,647	52,353,284
Asure Software, Inc. (a)(b)	95,896	784,429
Avaya Holdings Corp. (a)	556,486	12,376,249
Benefitfocus, Inc. (a)	194,104	2,387,479
Blackbaud, Inc.	331,828	22,063,244
BlackLine, Inc. (a)(b)	344,129	44,606,001
Bottomline Technologies, Inc. (a)	299,450	14,307,721
Box, Inc. Class A (a)(b)	952,426	16,515,067
Cerence, Inc. (a)(b)	247,749	27,725,591
ChannelAdvisor Corp. (a)	190,617	3,907,649
Cloudera, Inc. (a)(b)	1,380,620	21,082,067
CommVault Systems, Inc. (a)	285,289	17,910,443
Cornerstone OnDemand, Inc. (a)	412,938	16,889,164
Digimarc Corp. (a)(b)	80,688	3,135,536
Digital Turbine, Inc. (a)	568,168	32,504,891
Domo, Inc. Class B (a)	175,815	11,144,913
Ebix, Inc.	179,947	9,369,840
eGain Communications Corp. (a)	144,836	1,593,196
Envestnet, Inc. (a)	357,760	27,450,925
GTY Technology Holdings, Inc. (a)	280,719	2,111,007
Intelligent Systems Corp. (a)	52,775	2,136,860
InterDigital, Inc.	204,421	13,125,872
j2 Global, Inc. (a)(b)	291,395	29,908,783
LivePerson, Inc. (a)(b)	419,364	26,570,903
MicroStrategy, Inc. Class A (a)(b)	49,291	30,427,827
Mimecast Ltd. (a)	386,845	16,657,546
Mitek Systems, Inc. (a)	282,862	4,568,221
Model N, Inc. (a)	230,921	7,846,696
Onespan, Inc. (a)	225,255	5,252,947
Park City Group, Inc. (a)	79,552	480,494
Ping Identity Holding Corp. (a)(b)	249,936	7,475,586
Progress Software Corp.	301,806	12,126,565
PROS Holdings, Inc. (a)(b)	264,050	11,127,067
Q2 Holdings, Inc. (a)(b)	338,741	43,355,461
QAD, Inc. Class A	79,999	5,183,135
Qualys, Inc. (a)(b)	229,282	31,748,679
Rapid7, Inc. (a)	348,835	30,285,855
Rimini Street, Inc. (a)	142,102	1,001,819
SailPoint Technologies Holding, Inc. (a)	595,016	32,910,335
Sapiens International Corp. NV	186,522	6,091,809
SeaChange International, Inc. (a)	233,679	275,741
SecureWorks Corp. (a)	59,639	825,404
ShotSpotter, Inc. (a)(b)	55,365	2,546,236
Smith Micro Software, Inc. (a)	239,765	1,524,905
Sprout Social, Inc. (a)	189,075	12,478,950
SPS Commerce, Inc. (a)	240,961	23,828,633
Sumo Logic, Inc. (b)	97,262	3,346,785
SVMK, Inc. (a)	827,793	20,868,662
Synchronoss Technologies, Inc. (a)	264,918	1,335,187
TeleNav, Inc. (a)	229,592	1,092,858
Tenable Holdings, Inc. (a)	480,911	23,800,285
Upland Software, Inc. (a)	179,609	8,565,553
Varonis Systems, Inc. (a)	209,998	37,121,346
Verint Systems, Inc. (a)	437,385	32,292,135
Veritone, Inc. (a)	158,392	6,220,054
VirnetX Holding Corp. (b)	425,751	2,575,794
Workiva, Inc. (a)	268,463	26,167,089
Xperi Holding Corp.	704,941	13,577,164
Yext, Inc. (a)(b)	692,395	11,680,704
Zix Corp. (a)	372,447	3,035,443
Zuora, Inc. (a)(b)	674,502	9,948,905
		1,031,807,013
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	813,800	28,922,452
Avid Technology, Inc. (a)	213,981	3,646,236
Corsair Gaming, Inc. (b)	153,721	5,807,579
Diebold Nixdorf, Inc. (a)	472,189	6,450,102
Eastman Kodak Co. (a)(b)	108,299	1,038,587
Immersion Corp. (a)	117,723	1,489,196
Intevac, Inc. (a)(b)	145,928	977,718
Quantum Corp. (a)	191,604	1,366,137
Super Micro Computer, Inc. (a)	299,286	9,277,866
		58,975,873

TOTAL INFORMATION TECHNOLOGY		2,466,483,636

MATERIALS - 3.9%
Chemicals - 1.6%
Advanced Emissions Solutions, Inc.	67,486	342,154
AdvanSix, Inc. (a)	182,154	3,883,523
AgroFresh Solutions, Inc. (a)	187,227	366,965
American Vanguard Corp.	193,855	3,208,300
Amyris, Inc. (a)(b)	717,507	6,744,566
Avient Corp.	613,454	23,575,037
Balchem Corp.	216,122	23,131,538
Chase Corp.	49,304	4,942,233
Ferro Corp. (a)	543,339	7,492,645
FutureFuel Corp.	173,682	2,309,971
GCP Applied Technologies, Inc. (a)	327,330	8,114,511
H.B. Fuller Co.	344,895	17,551,707
Hawkins, Inc.	65,099	3,575,888
Ingevity Corp. (a)	279,272	18,345,378
Innospec, Inc.	163,707	14,371,838
Intrepid Potash, Inc. (a)	65,623	1,491,611
Koppers Holdings, Inc. (a)	138,537	4,610,511
Kraton Performance Polymers, Inc. (a)	209,828	5,891,970
Kronos Worldwide, Inc.	145,628	2,062,092
Livent Corp. (a)(b)	988,158	18,004,239
Marrone Bio Innovations, Inc. (a)(b)	435,843	723,499
Minerals Technologies, Inc.	227,450	14,017,744
Orion Engineered Carbons SA	403,891	6,151,260
PQ Group Holdings, Inc.	259,090	3,570,260
Quaker Chemical Corp.	89,506	23,462,208
Rayonier Advanced Materials, Inc. (a)	419,776	2,904,850
Sensient Technologies Corp.	284,209	20,045,261
Stepan Co.	144,671	16,301,528
Trecora Resources (a)	160,739	1,014,263
Tredegar Corp.	177,015	2,582,649
Trinseo SA	256,926	13,059,549
Tronox Holdings PLC	604,261	9,275,406
		283,125,154
Construction Materials - 0.2%
Forterra, Inc. (a)	197,060	3,606,198
Summit Materials, Inc. (a)	771,512	15,839,141
U.S. Concrete, Inc. (a)	108,388	4,800,505
United States Lime & Minerals, Inc.	13,051	1,579,171
		25,825,015
Containers & Packaging - 0.2%
Greif, Inc.:
Class A	193,204	8,725,093
Class B	18,956	866,289
Myers Industries, Inc.	245,303	4,918,325
O-I Glass, Inc.	1,048,643	13,254,848
Pactiv Evergreen, Inc.	264,266	3,734,079
Ranpak Holdings Corp. (A Shares) (a)	196,894	3,414,142
UFP Technologies, Inc. (a)	44,285	2,037,553
		36,950,329
Metals & Mining - 1.5%
Alcoa Corp. (a)	1,261,052	22,698,936
Allegheny Technologies, Inc. (a)(b)	853,466	14,517,457
Arconic Rolled Products Corp. (a)	670,654	16,900,481
Caledonia Mining Corp. PLC	80,070	1,203,452
Carpenter Technology Corp.	319,483	9,980,649
Century Aluminum Co. (a)	345,330	3,366,968
Cleveland-Cliffs, Inc.	2,662,465	40,842,213
Coeur d'Alene Mines Corp. (a)(b)	1,632,031	14,769,881
Commercial Metals Co.	796,732	15,687,653
Compass Minerals International, Inc.	227,675	13,264,346
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Fortitude Gold Corp. (a)(c)	124,473	130,697
Gatos Silver, Inc.	160,046	2,114,208
Gold Resource Corp.	448,660	1,265,221
Haynes International, Inc.	82,089	1,903,644
Hecla Mining Co.	3,519,706	20,027,127
Kaiser Aluminum Corp.	104,921	9,096,651
Materion Corp.	136,389	9,300,366
Novagold Resources, Inc. (a)	1,594,233	14,539,405
Olympic Steel, Inc.	61,051	833,346
Ryerson Holding Corp. (a)	108,563	1,339,667
Schnitzer Steel Industries, Inc. Class A	175,460	5,179,579
SunCoke Energy, Inc.	553,651	2,729,499
TimkenSteel Corp. (a)(b)	299,899	1,508,492
United States Steel Corp.	1,476,031	26,214,311
Warrior Metropolitan Coal, Inc.	345,251	7,947,678
Worthington Industries, Inc.	244,710	12,808,121
		270,170,049
Paper & Forest Products - 0.4%
Clearwater Paper Corp. (a)(b)	108,844	4,144,780
Domtar Corp.	369,498	11,073,855
Louisiana-Pacific Corp.	740,507	28,146,671
Neenah, Inc.	111,844	5,695,096
P.H. Glatfelter Co.	288,469	4,514,540
Schweitzer-Mauduit International, Inc.	210,576	7,820,793
Verso Corp.	203,268	2,337,582
		63,733,317

TOTAL MATERIALS		679,803,864

REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Acadia Realty Trust (SBI)	585,602	8,491,229
Agree Realty Corp.	380,129	24,024,153
Alexander & Baldwin, Inc.	500,317	7,564,793
Alexanders, Inc.	14,937	3,991,166
Alpine Income Property Trust, Inc.	51,967	801,331
American Assets Trust, Inc.	350,083	9,672,793
American Finance Trust, Inc.	757,140	5,511,979
Armada Hoffler Properties, Inc.	410,651	4,414,498
Bluerock Residential Growth (REIT), Inc.	174,398	1,824,203
Broadstone Net Lease, Inc.	253,847	4,576,861
BRT Realty Trust	70,706	988,470
CareTrust (REIT), Inc.	658,153	14,782,116
CatchMark Timber Trust, Inc.	356,733	3,253,405
Centerspace	91,914	6,428,465
Chatham Lodging Trust	321,848	3,446,992
CIM Commercial Trust Corp.	77,142	1,079,217
City Office REIT, Inc.	309,812	2,918,429
Clipper Realty, Inc.	105,706	740,999
Colony Capital, Inc. (b)	3,252,415	16,131,978
Columbia Property Trust, Inc.	780,293	10,611,985
Community Healthcare Trust, Inc.	161,447	7,219,910
CorEnergy Infrastructure Trust, Inc.	94,715	853,382
CorePoint Lodging, Inc.	255,842	1,742,284
CTO Realty Growth, Inc.	37,936	1,598,244
DiamondRock Hospitality Co.	1,351,896	11,085,547
Diversified Healthcare Trust (SBI)	1,610,805	6,475,436
Easterly Government Properties, Inc.	578,603	12,700,336
EastGroup Properties, Inc.	267,542	36,155,626
Essential Properties Realty Trust, Inc.	710,683	14,796,420
Farmland Partners, Inc.	206,338	2,127,345
Four Corners Property Trust, Inc.	506,919	13,362,385
Franklin Street Properties Corp.	717,349	2,948,304
Getty Realty Corp.	254,737	6,768,362
Gladstone Commercial Corp.	249,541	4,419,371
Gladstone Land Corp.	177,134	2,788,089
Global Medical REIT, Inc.	328,234	4,116,054
Global Net Lease, Inc.	631,348	10,171,016
Healthcare Realty Trust, Inc.	926,276	27,797,543
Hersha Hospitality Trust	236,723	1,808,564
Independence Realty Trust, Inc.	669,660	8,893,085
Industrial Logistics Properties Trust	468,807	9,943,396
iStar Financial, Inc. (b)	502,779	7,632,185
Kite Realty Group Trust	570,635	9,095,922
Lexington Corporate Properties Trust	1,888,365	19,355,741
LTC Properties, Inc.	275,125	10,630,830
Mack-Cali Realty Corp.	592,841	7,546,866
Monmouth Real Estate Investment Corp. Class A	673,268	11,667,734
National Health Investors, Inc.	294,700	19,108,348
National Storage Affiliates Trust	431,537	15,768,362
NETSTREIT Corp.	109,470	1,886,168
New Senior Investment Group, Inc.	573,123	3,037,552
NexPoint Residential Trust, Inc.	154,415	6,094,760
Office Properties Income Trust	332,557	7,695,369
One Liberty Properties, Inc.	112,679	2,258,087
Pebblebrook Hotel Trust	880,439	16,182,469
Physicians Realty Trust	1,447,145	25,513,166
Piedmont Office Realty Trust, Inc. Class A	875,134	13,459,561
Plymouth Industrial REIT, Inc.	183,065	2,680,072
Potlatch Corp.	448,192	21,405,650
Preferred Apartment Communities, Inc. Class A	336,267	2,417,760
PS Business Parks, Inc.	139,149	18,940,962
QTS Realty Trust, Inc. Class A	437,527	28,483,008
Retail Opportunity Investments Corp.	799,638	11,266,899
Retail Properties America, Inc.	1,452,526	13,377,764
Retail Value, Inc.	125,834	1,964,269
RLJ Lodging Trust	1,112,092	14,357,108
RPT Realty	558,850	5,169,363
Ryman Hospitality Properties, Inc.	340,268	22,066,380
Sabra Health Care REIT, Inc.	1,395,654	23,433,031
Safehold, Inc.	125,144	9,208,096
Saul Centers, Inc.	86,599	2,591,908
Seritage Growth Properties (a)(b)	232,490	4,140,647
Service Properties Trust	1,108,560	11,761,822
SITE Centers Corp.	1,044,212	11,580,311
Stag Industrial, Inc.	1,032,853	30,779,019
Summit Hotel Properties, Inc.	706,917	5,726,028
Sunstone Hotel Investors, Inc.	1,462,824	15,652,217
Tanger Factory Outlet Centers, Inc.	616,297	9,509,463
Terreno Realty Corp.	461,898	26,134,189
The GEO Group, Inc. (b)	803,345	7,181,904
The Macerich Co. (b)	1,008,264	15,829,745
UMH Properties, Inc.	268,844	3,952,007
Uniti Group, Inc.	1,309,674	16,122,087
Universal Health Realty Income Trust (SBI)	89,534	5,343,389
Urban Edge Properties	792,817	10,932,946
Urstadt Biddle Properties, Inc. Class A	215,439	2,979,521
Washington REIT (SBI)	565,348	12,403,735
Whitestone REIT Class B	302,000	2,355,600
Xenia Hotels & Resorts, Inc.	768,227	11,116,245
		876,822,026
Real Estate Management & Development - 0.8%
Altisource Portfolio Solutions SA (a)	28,191	285,575
American Realty Investments, Inc. (a)	11,469	98,977
Cushman & Wakefield PLC (a)(b)	745,729	10,686,297
eXp World Holdings, Inc. (a)	169,040	18,017,974
Fathom Holdings, Inc. (a)	34,723	1,312,182
Forestar Group, Inc. (a)	114,084	2,451,665
FRP Holdings, Inc. (a)	43,028	1,858,379
Indus Realty Trust, Inc.	21,826	1,390,971
Kennedy-Wilson Holdings, Inc.	803,551	13,813,042
Marcus & Millichap, Inc. (a)	157,144	5,614,755
Maui Land & Pineapple, Inc. (a)	39,623	458,042
Newmark Group, Inc.	972,980	6,577,345
Rafael Holdings, Inc. (a)	59,334	1,393,162
RE/MAX Holdings, Inc.	124,157	4,496,967
Realogy Holdings Corp. (a)	771,703	10,958,183
Redfin Corp. (a)	672,559	47,892,926
Stratus Properties, Inc. (a)	32,793	857,209
Tejon Ranch Co. (a)	141,021	2,246,465
The RMR Group, Inc.	103,022	3,799,451
The St. Joe Co.	224,085	9,971,783
Transcontinental Realty Investors, Inc. (a)	8,524	182,328
		144,363,678

TOTAL REAL ESTATE		1,021,185,704

UTILITIES - 2.8%
Electric Utilities - 0.6%
Allete, Inc.	350,434	22,021,273
Genie Energy Ltd. Class B	90,564	668,362
MGE Energy, Inc.	244,815	15,589,819
Otter Tail Corp.	274,283	10,886,292
PNM Resources, Inc.	537,955	26,101,577
Portland General Electric Co.	604,380	25,559,230
Spark Energy, Inc. Class A, (b)	84,842	930,717
		101,757,270
Gas Utilities - 0.8%
Brookfield Infrastructure Corp. A Shares	216,413	14,516,984
Chesapeake Utilities Corp.	117,330	11,900,782
New Jersey Resources Corp. (b)	640,520	22,424,605
Northwest Natural Holding Co.	204,586	9,556,212
ONE Gas, Inc.	352,592	25,785,053
RGC Resources, Inc.	51,337	1,155,596
South Jersey Industries, Inc.	677,273	15,645,006
Southwest Gas Holdings, Inc.	377,056	22,608,278
Spire, Inc.	337,493	20,651,197
		144,243,713
Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corp. (a)	619,874	1,834,827
Brookfield Renewable Corp.	693,085	38,778,106
Clearway Energy, Inc.:
Class A	150,629	4,342,634
Class C	630,264	19,525,579
Ormat Technologies, Inc. (b)	268,896	30,697,167
Sunnova Energy International, Inc. (a)	359,116	15,747,237
		110,925,550
Multi-Utilities - 0.4%
Avista Corp.	462,917	17,350,129
Black Hills Corp.	423,367	25,029,457
NorthWestern Energy Corp.	341,537	18,603,520
Unitil Corp.	100,220	4,085,969
		65,069,075
Water Utilities - 0.4%
American States Water Co.	246,711	19,060,892
Artesian Resources Corp. Class A	52,026	2,126,823
Cadiz, Inc. (a)(b)	159,953	1,785,075
California Water Service Group	332,056	18,143,540
Consolidated Water Co., Inc. (b)	95,332	1,207,856
Global Water Resources, Inc.	81,763	1,313,931
Middlesex Water Co.	114,656	9,126,618
Pure Cycle Corp. (a)	146,901	1,567,434
SJW Corp.	177,421	11,739,948
York Water Co.	85,152	3,699,003
		69,771,120

TOTAL UTILITIES		491,766,728

TOTAL COMMON STOCKS
(Cost $12,711,933,354)		17,485,198,098
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (e)
(Cost $4,998,877)	5,000,000	4,999,184
	Shares	Value

Money Market Funds - 11.7%
Fidelity Cash Central Fund 0.09% (f)	160,089,728	$160,121,746
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	1,895,110,217	1,895,299,728
TOTAL MONEY MARKET FUNDS
(Cost $2,055,403,512)		2,055,421,474
TOTAL INVESTMENT IN SECURITIES - 110.7%
(Cost $14,772,335,743)		19,545,618,756
NET OTHER ASSETS (LIABILITIES) - (10.7)%(h)		(1,886,034,689)
NET ASSETS - 100%		$17,659,584,067

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1,663	March 2021	$171,970,830	$4,988,109	$4,988,109

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,911,912 or 0.1% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,999,184.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $7,284,305 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$78,546
Fidelity Securities Lending Cash Central Fund	14,253,482
Total	$14,332,028

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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